UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 6.4%
ABS Other - 6.4%
Atlantic Asset Securitization LLC,
0.64%, 4/13/16(1)	$95,000	$94,928
Barton Capital S.A.,
0.64%, 4/7/16(1)	46,000	45,970
Collateralized Commercial Paper II Co.,
0.53%, 4/6/16	80,000	79,958
Kells Funding LLC,
0.34%, 3/1/16(1)	50,000	50,000
0.63%, 6/1/16(1)	75,000	74,877
0.60%, 6/11/16(1)	49,000	48,919
Ridgefield Funding Co. LLC,
0.59%, 3/30/16(1) (2)	50,000	50,000
Victory Receivables Corp.,
0.50%, 3/1/16	32,000	32,000
0.50%, 3/15/16(1)	70,404	70,391
0.44%, 3/16/16(1)	41,000	40,992

		588,035

Total ABS Commercial Paper (Cost $588,035)		588,035

ASSET-BACKED SECURITIES - 0.2%
ABS Other - 0.2%
Dell Equipment Finance Trust, Series 2015-2,
0.53%, 5/12/16(1)	18,213	18,213

Total Asset-Backed Securities (Cost $18,213)		18,213

CERTIFICATES OF DEPOSIT - 36.8%
Banking - 36.8%
Australia and New Zealand Banking,
0.50%, 3/31/16	100,000	100,000
0.62%, 5/27/16	35,000	35,000
0.65%, 6/22/16	80,000	80,000
Bank of America N.A.,
0.72%, 4/4/16, FRCD	60,000	60,000
Bank of Montreal, Chicago Branch,
0.67%, 5/16/16, FRCD	40,000	40,000
Bank of Montreal, London Branch,
0.42%, 3/1/16	98,000	98,000
Bank of Nova Scotia, Houston Branch,
0.61%, 3/1/16, FRCD(2)	50,000	50,000
0.68%, 3/2/16, FRCD(2)	50,000	50,000
0.78%, 3/21/16, FRCD(2)	62,000	62,000
0.46%, 4/18/16	25,000	25,000
Bank of Nova Scotia, Houston,
0.58%, 3/1/16, FRCD(2)	25,000	25,000
0.54%, 3/10/16, FRCD	40,000	40,000
0.66%, 4/1/16, FRCD	9,000	9,000
Bank of Tokyo-Mitsubishi UFJ, New York,
0.70%, 6/29/16	62,000	62,000
BNP Paribas S.A., New York Branch,
0.67%, 6/1/16	75,000	75,000
Canadian Imperial Bank of Commerce,
0.85%, 9/1/16	50,000	50,000
Citibank N.A.,
0.65%, 5/16/16	55,000	55,000
0.65%, 6/2/16	55,000	55,000
0.71%, 7/8/16	64,000	64,000
Citibank N.A., New York Branch,
0.65%, 5/19/16	68,000	68,000
0.81%, 8/16/16	70,000	70,000
Commonwealth Bank of Australia, London,
0.31%, 3/1/16	100,000	100,000
0.83%, 8/25/16	50,000	50,000
Credit Agricole Corporate and Investment Bank, New York,
0.74%, 6/3/16	60,000	60,000
Credit Agricole S.A.,
0.65%, 3/1/16	45,000	45,000
Credit Industriel et Commercial, New York,
0.65%, 4/1/16	75,000	75,000
0.65%, 4/19/16	37,000	37,000
Credit Suisse A.G., New York Branch,
0.95%, 7/12/16	70,000	70,000
0.97%, 8/5/16	75,000	75,000
DNB Nor Bank ASA, New York Branch,
0.81%, 7/14/16	67,500	67,518
Mitsubishi UFJ Trust & Banking Corp.,
0.63%, 5/16/16	73,000	73,000
Mizuho Bank Ltd., London Branch,
0.69%, 5/3/16	31,000	31,000
0.68%, 5/23/16	54,000	54,001
National Australia Bank Ltd.,
0.80%, 8/2/16	70,000	70,000
Natixis S.A., New York Branch,
0.66%, 6/6/16	70,000	69,999
Norinchukin Bank, New York Branch,
0.62%, 6/1/16	55,000	55,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

.	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 36.8% continued
Banking - 36.8% continued
Rabobank Nederland, New York Branch,
0.59%, 3/24/16, FRCD	$25,000	$25,000
0.82%, 8/16/16	50,000	50,000
Royal Bank of Canada, New York Branch,
0.89%, 9/2/16	75,000	75,000
0.96%, 11/22/16	60,000	60,000
Royal Bank of Canada, New York,
0.56%, 3/18/16, FRCD	57,000	57,000
0.65%, 5/4/16, FRCD	10,000	10,000
Shizuoka Bank Ltd., New York Branch,
0.71%, 5/18/16	36,000	36,000
State Street Bank & Trust Co.,
0.73%, 6/27/16	94,000	94,000
Sumitomo Mitsui Bank, New York,
0.70%, 3/22/16	50,000	50,000
Sumitomo Mitsui Trust Bank Ltd.,
0.70%, 3/21/16	45,000	45,000
0.71%, 5/20/16	75,000	75,000
0.82%, 5/31/16	10,000	10,000
Toronto Dominion Bank, New York,
0.66%, 5/12/16, FRCD	55,000	55,000
0.86%, 8/29/16	78,000	78,000
Wells Fargo Bank N.A.,
0.68%, 3/8/16, FRCD	55,000	55,000
0.78%, 3/8/16, FRCD(2)	135,000	135,000
0.71%, 3/22/16, FRCD(2)	37,000	37,000
0.63%, 5/2/16	70,000	70,000
0.85%, 7/21/16	30,000	30,009
0.85%, 7/28/16	88,000	88,000
0.85%, 8/1/16	55,000	55,000
Westpac Banking Corp, New York Branch,
1.01%, 6/1/16, FRCD(2)	75,000	75,000

		3,370,527

Total Certificates of Deposit (Cost $3,370,527)		3,370,527

COMMERCIAL PAPER - 7.1%
Banking - 5.1%
Commonwealth Bank of Australia, New York,
1.01%, 5/31/16(1) (2)	73,000	73,000
HSBC Bank PLC,
0.86%, 8/22/16(1)	85,000	84,651
ING US Funding LLC,
0.61%, 4/4/16	10,000	9,994
0.69%, 5/13/16	100,000	99,862
Lloyds Bank PLC,
0.60%, 5/11/16	48,000	47,944
National Australia Bank Ltd.,
0.72%, 4/21/16(1)	83,000	82,915
Svenska Handelsbanken AB,
0.82%, 8/22/16	19,000	18,926

Westpac Banking Corp.,
0.82%, 8/24/16(1)	47,000	46,814

		464,106

Brokerage - 0.8%
JP Morgan Securities LLC,
0.86%, 7/26/16	77,000	76,733

Foreign Agencies - 1.2%
Caisse Des Depots Et Consignations,
0.34%, 3/3/16	40,000	39,999
0.61%, 6/1/16(1)	40,000	39,938
Korea Development Bank, New York,
0.69%, 6/17/16	25,000	24,949

		104,886

Total Commercial Paper (Cost $645,725)		645,725

CORPORATE NOTES/BONDS - 3.1%
Automotive - 0.5%
Toyota Motor Credit Corp.,
0.52%, 3/14/16, FRN(2)	40,000	40,000

Banking - 0.4%
Bank of Nova Scotia,
2.90%, 3/29/16	3,000	3,006
Royal Bank of Canada,
0.83%, 3/8/16, FRN	34,100	34,101

		37,107

Foreign Agencies - 1.3%
Export Development Canada,
0.44%, 3/1/16, FRN(1) (2)	50,000	50,000
0.47%, 3/1/16, FRN(1) (2)	30,000	30,000
0.38%, 3/18/16, FRN(2)	39,000	38,998

		118,998

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 3.1% continued
Retailers - 0.3%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	$30,000	$30,367

Supranational - 0.6%
International Bank for Reconstruction & Development,
0.47%, 3/1/16, FRN(2)	34,000	33,998
0.50%, 5/16/16	23,426	23,420

		57,418

Total Corporate Notes/Bonds (Cost $283,890)		283,890

EURODOLLAR TIME DEPOSITS - 14.0%
Banking - 14.0%
Credit Agricole S.A., London Branch,
0.33%, 3/1/16	350,000	350,000
Credit Industriel et Commercial,
0.29%, 3/1/16	200,000	200,000
DNB Bank ASA, Grand Cayman Branch,
0.29%, 3/1/16	204,322	204,322
Natixis, Grand Cayman Branch,
0.30%, 3/1/16	50,000	50,000
0.31%, 3/1/16	100,000	100,000
Shizuoka Bank Ltd., New York Branch,
0.44%, 3/1/16	73,000	73,000
Skandinaviska Enskilda Banken AB,
0.29%, 3/1/16	300,000	300,000

		1,277,322

Total Eurodollar Time Deposits (Cost $1,277,322)		1,277,322

MEDIUM TERM NOTES - 0.2%
Banking - 0.2%
Royal Bank of Canada,
2.30%, 7/20/16	22,250	22,381

Total Medium Term Notes (Cost $22,381)		22,381

U.S. GOVERNMENT AGENCIES - 12.1%(3)
Federal Farm Credit Bank - 5.8%
FFCB Discount Notes,
0.68%, 8/29/16	25,000	24,916
0.36%, 10/3/16	26,000	25,944
0.76%, 10/26/16	25,000	24,875
FFCB FRN,
0.42%, 3/1/16(2)	15,000	14,999
0.43%, 3/2/16(2)	50,000	49,995
0.40%, 3/6/16(2)	45,000	44,998
0.41%, 3/10/16(2)	70,000	69,996
0.44%, 3/13/16(2)	50,000	49,992
0.39%, 3/20/16(2)	38,000	37,999
0.41%, 3/20/16(2)	50,000	50,000
0.42%, 3/22/16(2)	25,000	24,998
0.46%, 3/29/16(2)	20,000	19,995
0.45%, 3/30/16(2)	37,000	37,005
0.48%, 3/30/16(2)	50,000	49,998

		525,710

Federal Home Loan Bank - 4.1%
FHLB Bond,
0.50%, 9/28/16	15,000	15,011
FHLB Discount Note,
0.31%, 6/3/16	30,000	29,975
FHLB FRN,
0.37%, 3/14/16(2)	60,000	60,000
0.38%, 3/19/16(2)	55,000	55,000
0.38%, 3/22/16(2)	60,000	60,000
0.49%, 3/23/16(2)	30,000	30,000
0.38%, 3/24/16(2)	50,000	50,000
0.40%, 3/26/16(2)	35,000	35,000
0.48%, 5/13/16(2)	40,000	39,994

		374,980

Federal Home Loan Mortgage Corporation - 0.5%
FHLMC FRN,
0.42%, 3/16/16(2)	46,000	46,000

Federal National Mortgage Association - 1.7%
FNMA Bond,
5.25%, 9/15/16	110,944	113,830
FNMA FRN,
0.44%, 3/5/16(2)	25,000	24,992
0.45%, 3/26/16(2)	20,000	19,998

		158,820

Total U.S. Government Agencies (Cost $1,105,510)		1,105,510

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bill - 0.2%
0.23%, 9/15/16	$20,000	$19,975

U.S. Treasury Floating Rate Notes - 5.3%
0.37%, 3/1/16(2)	149,000	149,001
0.39%, 3/1/16(2)	138,952	138,952
0.40%, 3/1/16(2)	70,000	69,956
0.49%, 3/1/16(2)	85,000	84,972
0.59%, 3/1/16(2)	38,000	37,983

		480,864

U.S. Treasury Notes - 1.0%
0.63%, 10/15/16	20,000	20,035
0.38%, 10/31/16	20,000	20,004
0.63%, 11/15/16	38,000	38,032
0.50%, 11/30/16	15,000	14,998

		93,069

Total U.S. Government Obligations (Cost $593,908)		593,908

MUNICIPAL INVESTMENTS - 2.3%
Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A,
(U.S. Bank N.A. LOC),
0.38%, 3/8/16	12,600	12,600

New Jersey - 0.8%
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Bonds, Floater Certificates, Series E-60,
(Royal Bank of Canada LOC),
0.42%, 3/8/16(1)	70,000	70,000

New York - 0.5%
RBC Municipal Products, Inc. Trust Taxable Revenue Bonds, Floater Notes, Series E-51,
(Royal Bank of Canada LOC),
0.64%, 3/3/16(1)	23,485	23,485
Saratoga County Industrial Development Agency Taxable Revenue VRDB, Globalfoundries,
(JPMorgan Chase Bank N.A. LOC),
0.38%, 3/8/16	21,255	21,255

		44,740

Pennsylvania - 0.3%
RBC Municipal Products, Inc. Trust Taxable Revenue Bonds, Floater Notes, Series E-52,
(Royal Bank of Canada LOC),
0.64%, 3/3/16(1)	28,505	28,505

Vermont - 0.6%
Vermont EDA Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.48%, 4/15/16	52,000	52,000

Total Municipal Investments (Cost $207,845)		207,845

Investments, at Amortized Cost ($8,113,356)		8,113,356

REPURCHASE AGREEMENTS - 7.6%
Joint Repurchase Agreements - 1.8%(4)
Bank of America Securities LLC, dated 2/29/16, repurchase price $83,034
0.25%, 3/7/16	83,030	83,030

Societe Generale, New York Branch, dated 2/29/16, repurchase price $83,035
0.34%, 3/7/16	83,030	83,030

		166,060

Repurchase Agreements - 5.8%(5)
BNP Paribas Securities Corp., dated 2/29/16, repurchase price $100,135
0.51%, 6/3/16	100,000	100,000
Citigroup Global Markets, Inc., dated 2/29/16, repurchase price $170,001
0.31%, 3/1/16	170,000	170,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $40,072
0.68%, 6/3/16	40,000	40,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $70,036
0.53%, 4/4/16	70,000	70,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $77,048
0.68%, 5/30/16	77,000	77,000

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 7.6% continued
Repurchase Agreements - 5.8%(5) continued
Societe Generale S.A., dated 2/29/16, repurchase price $75,035
0.48%, 4/4/16	$75,000	$75,000

		532,000

Total Repurchase Agreements (Cost $698,060)		698,060

Total Investments - 96.3% (Cost $8,811,416)(6)		8,811,416

Other Assets less Liabilities - 3.7%		339,293

NET ASSETS - 100.0%		$9,150,709

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$69,013	3.13%	8/15/44
U.S. Treasury Notes	$100,595	0.13%	4/15/16 - 4/15/19

Total	$169,608

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$75,638	Not Applicable	Not Applicable
Corporate Bonds	$312,446	0.88% - 9.75%	4/15/16 - 12/15/65
U.S. Treasury Bonds	$155,155	1.91% - 1.96%	5/15/29 - 8/15/41
U.S. Treasury Strips	$19,945	1.81% - 1.84%	11/15/26 - 5/15/27

Total	$563,184

(6)	The cost for federal income tax purposes was approximately $8,811,416,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio(1)	$—	$8,811,416	$—	$8,811,416

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	FEBRUARY 29, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

CP - Commercial Paper

EDA - Economic Development Authority

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Note

G.O. - General Obligation

LOC - Letter of Credit

VRDB - Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.3%
U.S. Treasury Bills - 18.5%
0.26%, 3/3/16	$64,350	$64,349
0.27%, 3/3/16	40,000	39,999
0.26%, 3/10/16	233,815	233,799
0.27%, 3/24/16	1,000,000	999,818
0.22%, 4/14/16	2	2
0.26%, 4/21/16	779	779
0.26%, 4/28/16	575	575
0.33%, 5/5/16	240,000	239,850
0.34%, 5/5/16	250,000	249,845
0.29%, 5/12/16	100,000	99,941
0.55%, 6/9/16	100,000	99,848
0.56%, 6/9/16	100,000	99,845
0.59%, 6/16/16	200,000	199,650
0.29%, 6/23/16	100,000	99,910
0.50%, 7/7/16	100,000	99,822
0.34%, 7/21/16	100,000	99,866
0.41%, 7/28/16	150,000	149,742
0.45%, 8/4/16	150,000	149,706
0.46%, 8/4/16	100,000	99,800
0.41%, 8/18/16	225,000	224,564
0.23%, 9/15/16	100,000	99,878
0.24%, 9/15/16	75,000	74,904
0.39%, 9/15/16	100,000	99,788
0.46%, 9/15/16	50,000	49,875
0.61%, 12/8/16	473,000	470,756
0.70%, 12/8/16	93,000	92,491
0.75%, 12/8/16	100,000	99,420
0.70%, 1/5/17	100,000	99,397
0.71%, 1/5/17	125,000	124,241

		4,462,460

U.S. Treasury Floating Rate Notes - 15.4%
0.37%, 3/1/16(1)	375,000	374,929
0.39%, 3/1/16(1)	1,602,500	1,602,519
0.49%, 3/1/16(1)	1,139,300	1,137,905
0.59%, 3/1/16(1)	610,000	610,278

		3,725,631

U.S. Treasury Notes - 12.4%
0.63%, 7/15/16	59,000	59,036
0.50%, 7/31/16	375,000	374,952
1.00%, 8/31/16	500,000	501,625
0.63%, 10/15/16	50,000	50,087
0.38%, 10/31/16	450,000	449,450
1.00%, 10/31/16	100,000	100,428
0.63%, 11/15/16	425,000	425,196
4.63%, 11/15/16	200,000	205,447
0.50%, 11/30/16	75,000	75,029
0.88%, 11/30/16	750,000	750,644

		2,991,894

Total U.S. Government Obligations (Cost $11,179,985)		11,179,985

Investments, at Amortized Cost ($11,179,985)		11,179,985

REPURCHASE AGREEMENTS - 53.6%
Joint Repurchase Agreements - 0.4%(2)
Bank of America Securities LLC, dated 2/29/16, repurchase price $46,073
0.25%, 3/7/16	46,071	46,071
Societe Generale, New York Branch, dated 2/29/16, repurchase price $46,074
0.34%, 3/7/16	46,071	46,071

		92,142

Repurchase Agreements - 53.2%(3)
Bank of Montreal, dated 2/29/16, repurchase price $235,002
0.28%, 3/1/16	235,000	235,000
Bank of Nova Scotia, dated 2/29/16, repurchase price $400,023
0.29%, 3/7/16	400,000	400,000
Bank of Nova Scotia, dated 2/29/16, repurchase price $495,004
0.30%, 3/1/16	495,000	495,000
BNP Paribas S.A., dated 2/29/16, repurchase price $1,360,011
0.29%, 3/1/16	1,360,000	1,360,000
BNP Paribas Securities Corp., dated 1/7/16, repurchase price $200,110
0.33%, 3/7/16	200,000	200,000
Citigroup Global Markets, Inc., dated 2/29/16, repurchase price $153,915
0.29%, 3/1/16	153,914	153,914
Federal Reserve Bank of New York, dated 2/29/16, repurchase price $4,200,030
0.25%, 3/1/16	4,200,000	4,200,000
Goldman Sachs & Co., dated 2/29/16, repurchase price $500,028
0.29%, 3/7/16	500,000	500,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 53.6% continued
Repurchase Agreements - 53.2%(3) continued
HSBC Securities (USA), Inc., dated 2/29/16, repurchase price $750,006
0.27%, 3/1/16	$750,000	$750,000
ING Financial Markets LLC, dated 1/4/16, repurchase price $200,100
0.30%, 3/4/16	200,000	200,000
ING Financial Markets LLC, dated 2/16/16, repurchase price $175,047
0.32%, 3/17/16	175,000	175,000
ING Financial Markets LLC, dated 2/23/16, repurchase price $300,016
0.28%, 3/1/16	300,000	300,000
ING Financial Markets LLC, dated 2/29/16, repurchase price $100,001
0.29%, 3/1/16	100,000	100,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $1,450,012
0.29%, 3/1/16	1,450,000	1,450,000
Societe Generale, New York Branch, dated 2/29/16, repurchase price $1,650,015
0.34%, 3/1/16	1,650,000	1,650,000
Societe Generale, New York Branch, dated 2/29/16, repurchase price $700,049
0.36%, 3/7/16	700,000	700,000

		12,868,914

Total Repurchase Agreements (Cost $12,961,056)		12,961,056

Total Investments - 99.9% (Cost $24,141,041)(4)		24,141,041

Other Assets less Liabilities - 0.1%		30,504

NET ASSETS - 100.0%		$24,171,545

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$38,293	3.13%	8/15/44
U.S. Treasury Notes	$55,818	0.13%	4/15/16 - 4/15/19

Total	$94,111

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$336,750	0.00% - 0.57%	3/3/16 - 2/2/17
U.S. Treasury Bonds	$2,101,717	0.75% - 8.88%	11/15/16 - 8/15/45
U.S. Treasury Notes	$10,566,686	0.13% - 4.75%	3/31/16 - 2/15/26
U.S. Treasury Strips	$39,765	0.82% - 1.85%	8/15/18 - 11/15/27

Total	$13,044,918

(4)	The cost for federal income tax purposes was approximately $24,141,041,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$24,141,041	$—	$24,141,041

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1%
Alabama - 1.4%
Hoover Alabama MFH Revenue Refunding VRDB, Royal Oaks Apartment Project,
(FHLMC LOC),
0.02%, 3/8/16	$5,200	$5,200
Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue VRDB, Series A, Austal USA LLC Project,
(Bank of America N.A. LOC),
0.02%, 3/8/16	8,330	8,330
Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue VRDB, Series B, Austal USA LLC Project,
(Wells Fargo Bank N.A. LOC),
0.02%, 3/8/16	10,455	10,455

		23,985

Alaska - 0.6%
Alaska Housing Finance Corp. Revenue VRDB, Series C, State Capital Project,
0.01%, 3/8/16	3,750	3,750
Alaska State Industrial Development & Exporting Authority Revenue Refunding VRDB, Series B, Greater Fairbanks,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	6,000	6,000

		9,750

Arizona - 1.6%
Arizona State Health Facilities Authority Revenue VRDB, Series B, Banner Health,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	4,000	4,000
Arizona State Health Facilities Authority Revenue VRDB, Series F, Banner Health,
(JPMorgan Chase & Co. LOC),
0.01%, 3/8/16	17,940	17,940
Arizona State Health Facilities Authority Revenue VRDB, Series G, Banner Health,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	6,000	6,000

		27,940

California - 12.6%
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series A, Pacific Gas & Electric,
(MUFG Union Bank N.A. LOC),
0.01%, 3/1/16	9,800	9,800
California State G.O. Unlimited Bonds, Series A-3,
(Bank of Montreal LOC),
0.01%, 3/1/16	5,400	5,400
California State G.O. Unlimited Bonds, Series B, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/1/16	5,000	5,000
California State G.O. Unlimited Revenue VRDB, Series B, Subseries B-3,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/8/16	6,135	6,135
California State G.O. Unlimited Revenue VRDB, Series B6, Kindergarten,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	17,700	17,700
California State Pollution Control Financing Authority PCR Refunding Bonds, Series C, Pacific Gas & Electric,
(Mizuho Bank Ltd. LOC),
0.01%, 3/1/16	4,100	4,100

California Statewide Communities Development Authority MFH Revenue VRDB, Encanto Home Apartments,
(FHLB of San Francisco LOC),
0.01%, 3/8/16	5,000	5,000
California Statewide Communities Development Authority MFH Revenue VRDB, Series F, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.01%, 3/8/16	11,385	11,385
California Statewide Communities Development Authority MFH Revenue VRDB, Series M, South Shore Apartments,
(FHLB of San Francisco LOC),
0.01%, 3/8/16	6,000	6,000
California Statewide Communities Development Authority Revenue Bonds, Subseries A,
0.07%, 3/3/16	25,000	25,000
California Statewide Communities Development Authority Revenue Bonds, Subseries B,
0.07%, 5/2/16	12,430	12,430
City of Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	12,000	12,067
Corona California MFH Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.02%, 3/8/16	2,355	2,355

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
California - 12.6% continued
County of Riverside Teeter Obligation Revenue Notes, Series D,
2.00%, 10/12/16	$4,000	$4,038
Golden Empire Schools Financing Authority Lease Revenue Refunding Bonds, Kern High School District,
0.21%, 5/1/16	6,000	6,000
Metropolitan Water District of Southern California Floating Revenue Refunding Bonds, Series A-3,
0.21%, 8/16/16	15,000	15,000
Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series A-2,
0.01%, 3/8/16	12,000	12,000
Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series D,
0.01%, 3/8/16	3,000	3,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Series A, Mall Improvement Project,
(MUFG Union Bank N.A. LOC),
0.02%, 3/8/16	1,900	1,900
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred VRDP, Series 5,
0.10%, 3/8/16(1)	12,000	12,000
Sacramento Transportation Authority Measure A Sales Tax Revenue Refunding VRDB, Series A,
0.01%, 3/8/16	15,000	15,000
San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center,
(State Street Bank & Trust Co. LOC),
0.01%, 3/8/16	7,735	7,735
Southern California Public Power Authority Revenue Refunding VRDB, Series A, Magnolia Power Project,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	9,330	9,330
Sunnyvale COPS Revenue Refunding VRDB, Series A, Government Center Site,
(MUFG Union Bank N.A. LOC),
0.01%, 3/8/16	10,000	10,000

		218,375

Colorado - 1.0%
Colorado State Housing & Finance Authority SFM Adjustable Revenue Bonds, Series 1-A3,
0.01%, 3/8/16	4,320	4,320
Colorado State Housing & Finance Authority SFM Adjustable Revenue Refunding Bonds, Series B3,
0.02%, 3/8/16	3,875	3,875
Lower Colorado River Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/15/16	10,000	10,000

		18,195

District of Columbia - 1.2%
District of Columbia Revenue VRDB, Washington Drama Society,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	13,000	13,000
Port of Tacoma Municipal Interest Bearing CP,
(Bank of America N.A. LOC),

0.08%, 3/17/16	7,000	7,000

		20,000

Florida - 4.1%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.01%, 3/8/16	16,000	16,000
Florida Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Series M-1, Cypress Lake Apartments,
(FHLMC LOC),
0.01%, 3/8/16	2,300	2,300
Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments,
(FHLMC LOC),
0.01%, 3/8/16	4,150	4,150
Halifax Hospital Medical Center Revenue Refunding & Improvement VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	3,000	3,000
Jacksonville Capital Project Revenue VRDB, Series A,
(Bank of America N.A. LOC),
0.02%, 3/8/16	6,785	6,785

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
Florida - 4.1% continued
JEA Electric System Revenue VRDB, Series Three C-1,
0.01%, 3/8/16	$6,000	$6,000
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	6,700	6,700
Orange County School Board COPS, Series C,
(Bank of America N.A. LOC),
0.02%, 3/8/16	1,300	1,300
RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-56,
(Royal Bank of Canada LOC),
0.10%, 3/3/16(1)	24,495	24,495

		70,730

Georgia - 2.5%
Cobb County Hospital Authority Revenue VRDB, Anticipation Certificates, Equipment Pool,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	11,300	11,300
Cordele Housing Authority Adjustable Revenue Bonds,
(U.S. Treasury Escrowed),
0.55%, 6/15/16	5,000	5,000
Hinesville Housing Authority MFH Adjustable Revenue Bonds, Harbor Square Apartments Project,
(U.S. Treasury Escrowed),
0.50%, 5/1/16	6,000	6,000
Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A-1,
(Main Street Natural Gas Inc. Gtd.),
0.07%, 6/1/16	19,800	19,800
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.01%, 3/8/16	1,675	1,675

		43,775

Illinois - 4.4%
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.03%, 3/8/16	3,875	3,875
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.17%, 3/10/16	8,000	8,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	5,450	5,450
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.01%, 3/8/16	6,575	6,575
Illinois Finance Authority Revenue VRDB, Series D-1, University of Chicago Medical,
(PNC Bank N.A. LOC),
0.01%, 3/1/16	8,000	8,000
Illinois State Development Finance Authority Revenue VRDB, St. Ignatius College Project,
(PNC Bank N.A. LOC),
0.01%, 3/8/16	1,500	1,500
Illinois State Finance Authority Revenue Refunding VRDB, University of Chicago,
0.01%, 3/8/16	10,442	10,442
Illinois State Finance Authority Revenue VRDB, Series E, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	23,900	23,900
Illinois State Health Facilities Authority Revenue VRDB, Series A, Advocate Health Care Network,
0.35%, 7/21/16	4,125	4,125
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Royal Bank of Canada LOC),
0.02%, 3/8/16	3,700	3,700
Peoria II IDR Adjustable Bonds, Peoria Production Shop Project,
(JPMorgan Chase Bank N.A. LOC),
0.41%, 3/8/16	145	145

		75,712

Indiana - 3.3%
Indiana State Finance Authority Hospital Revenue Refunding VRDB, Series B, Indiana University Health Obligated,
(BMO Harris Bank N.A. LOC),
0.01%, 3/8/16	4,550	4,550

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
Indiana - 3.3% continued
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Series B, Howard Regional Health System Project,
(BMO Harris Bank N.A. LOC),
0.01%, 3/1/16	$190	$190
Indiana State Municipal Power Agency Revenue Refunding VRDB, Series B,
(U.S. Bank N.A. LOC),
0.01%, 3/2/16	3,030	3,030
Posey County Economic Development Revenue Refunding VRDB,
0.35%, 8/2/16	50,000	50,000

		57,770

Iowa - 5.0%
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/1/16	23,620	23,620
Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.03%, 3/8/16	22,510	22,510
Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools,
(U.S. Bank N.A. LOC),
0.01%, 3/1/16	6,200	6,200
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/1/16	17,915	17,915
Iowa Finance Authority Health Facilities Revenue VRDB, Series B-2, Unity Point Health,
(MUFG Union Bank N.A. LOC),
0.01%, 3/8/16	7,200	7,200
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.02%, 3/1/16	8,400	8,400

		85,845

Kansas - 3.6%
City of Burlington Environmental Improvement Revenue Refunding VRDB, Series B, Kansas City Power and Lights Co. Project,
(Mizuho Bank Ltd. LOC),
0.01%, 3/8/16	37,250	37,250
Kansas State Health Facilities Development Finance Authority VRDB, Series J, Ku Health System,
(U.S. Bank N.A. LOC),
0.01%, 3/1/16	7,400	7,400
Leawood G.O. Unlimited Temporary Notes, Series 1,
2.00%, 9/1/16	3,260	3,287
Olathe Health Facilities Revenue VRDB, Olathe Medical Center,
(Bank of America N.A. LOC),
0.01%, 3/1/16	3,000	3,000
Olathe Health Facilities Revenue VRDB, Series B, Olathe Medical Center,
(Bank of America N.A. LOC),
0.01%, 3/1/16	11,100	11,100

		62,037

Kentucky - 1.5%
Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare,
1.00%, 12/1/16	3,000	3,009
Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series D-1,
1.25%, 7/1/16	9,300	9,325
Lexington-Fayette Urban County Government Revenue Refunding VRDB, Eastland Parkway,
(FHLB of Cincinnati LOC),
0.16%, 3/8/16	1,405	1,405
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	4,975	4,975
Pikeville Hospital Revenue Refunding BANS,
1.00%, 3/1/16	5,000	5,000
Williamstown Kentucky League of Cities Revenue VRDB, Series B, Funding Trust Lease,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	3,105	3,105

		26,819

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
Louisiana - 0.1%
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, Series B,
(U.S. Treasury Escrowed),
5.00%, 6/1/16	$2,000	$2,024

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/8/16	2,000	2,000

Maryland - 1.3%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare,
(MUFG Union Bank N.A. LOC),
0.02%, 3/8/16	7,800	7,800
Maryland State Community Development Administration Department of Housing & Community Development MFH Revenue VRDB, Series F (Non-AMT),
(FHLMC LOC),
0.02%, 3/8/16	3,100	3,100
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series A,
0.01%, 3/8/16	7,000	7,000
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series B-3,
0.01%, 3/8/16	5,000	5,000

		22,900

Massachusetts - 1.6%
Massachusetts Bay Transportation Authority Municipal Interest Bearing CP,
0.04%, 4/8/16	8,300	8,300
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series C, Tranche 2, Henry Heywood,
(TD Bank N.A. LOC),
0.01%, 3/1/16	580	580
University of Massachusetts Building Authority Project Revenue VRDB, Series 1,
0.02%, 3/8/16	18,275	18,275

		27,155

Michigan - 1.4%
Michigan Finance Authority Revenue VRDB, Series D, Healthcare Equipment Loan Program,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	4,945	4,945
Michigan State Building Authority Revenue Refunding VRDB, Series I, Facilities Program,
(Citibank N.A. LOC),
0.01%, 3/8/16	10,830	10,830
Michigan State Higher Education Facilities Authority Limited Obligation Revenue Refunding VRDB, University of Detroit Project,
(Comerica Bank LOC),
0.02%, 3/1/16	5,365	5,365
Monroe County Hospital Finance Authority Revenue Refunding Bonds, Mercy Memorial Hospital Corp. Obligation,
(U.S. Treasury Escrowed),
5.38%, 6/1/16	3,200	3,242

		24,382

Minnesota - 3.2%
Burnsville MFH Revenue Refunding VRDB, Series A, Berkshire Project,
(FNMA LOC),
0.02%, 3/8/16	570	570
City of Bloomington Housing Senior Revenue Refunding VRDB, Presbyterian Homes,
(FHLMC LOC),
0.02%, 3/8/16	10,085	10,085
City of Minnetonka MFH Revenue VRDB, Series B, Tonka Creek Project,
(FHLB of Des Moines LOC),
0.01%, 3/8/16	3,700	3,700
City of Plymouth MFH Revenue Refunding VRDB, Parkside Apartments Project,
(FNMA LOC),
0.02%, 3/8/16	2,150	2,150
Clipper Tax-Exempt Certificate Trust Adjustable Revenue Bonds, Series 2009-59 Participation (Non-AMT),
0.01%, 3/8/16(1)	25,900	25,900
Minnesota State Housing Finance Agency MFH Revenue Bonds, Winhaven Project,
(U.S. Treasury Escrowed),
0.70%, 2/1/17	5,000	5,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
Minnesota - 3.2% continued
Minnesota State Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction,
1.00%, 11/1/16	$5,000	$5,020
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.02%, 3/8/16	2,790	2,790

		55,215

Mississippi - 1.4%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series D, Chevron USA, Inc.,
0.01%, 3/1/16	9,900	9,900
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series E, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.01%, 3/1/16	4,400	4,400
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health,
0.01%, 3/8/16	9,725	9,725

		24,025

Missouri - 0.7%
Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School,
(U.S. Bank N.A. LOC),
0.01%, 3/1/16	2,400	2,400
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
0.01%, 3/1/16	6,995	6,995
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Pooled Hospital,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	3,505	3,505

		12,900

Nevada - 0.2%
County of Clark Department of Aviation Airport Revenue VRDB, Sub Lien, Series D-2B,
(Royal Bank of Canada LOC),
0.01%, 3/8/16	3,000	3,000

New Hampshire - 0.7%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital,
(TD Bank N.A. LOC),
0.01%, 3/1/16	10,935	10,935
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.02%, 3/8/16	1,385	1,385

		12,320

New Jersey - 2.6%
Hudson County Improvement Authority Revenue Notes, Series Y-1, County Guaranteed Pooled Loan Notes,
(Hudson County, New Jersey Gtd.),
1.75%, 11/11/16	13,000	13,113
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series E, Lincoln Towers Project,
(U.S. Treasury Escrowed),
0.48%, 9/1/16	12,000	12,000
RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-61,
(Royal Bank of Canada LOC),
0.10%, 4/1/16(1) (2)	20,000	20,000

		45,113

New York - 16.9%
City of New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-5,
(Bank of New York Mellon LOC),
0.01%, 3/1/16	14,200	14,200
City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.01%, 3/1/16	1,500	1,500
City of New York G.O. Bonds, Series A-5,
(Royal Bank of Canada LOC),
0.01%, 3/1/16	800	800
City of New York G.O. Bonds, Subseries I-8,
0.01%, 3/1/16	2,960	2,960

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
New York - 16.9% continued
City of New York G.O. Bonds, Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.01%, 3/1/16	$7,580	$7,580
Erie County Industrial Development Agency VRDB, Canisius High School Buffalo,
(Manufacturers & Traders Trust Co. LOC),
0.01%, 3/8/16	13,600	13,600
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A-1,
0.75%, 6/1/16	10,000	10,013
Metropolitan Transportation Authority Fixed Revenue BANS, Subseries B1-A,
0.50%, 8/1/16	15,000	15,008
Metropolitan Transportation Authority Revenue VRDB, Subseries E-1,
(U.S. Bank N.A. LOC),
0.01%, 3/1/16	6,000	6,000
Metropolitan Transportation Authority Revenue VRDB, Subseries E-5,
(U.S. Bank N.A. LOC),
0.01%, 3/1/16	4,000	4,000
New York City IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 3/8/16	4,135	4,135
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Fiscal Subseries B-1,
0.01%, 3/1/16	17,390	17,390
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-2,
0.01%, 3/1/16	15,000	15,000
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Series AA-2,
0.01%, 3/1/16	5,500	5,500
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Series C,
0.01%, 3/1/16	11,600	11,600
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Series D-3,
0.01%, 3/1/16	10,600	10,600
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Subseries B-3,
0.01%, 3/8/16	14,900	14,900
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Refunding VRDB, Series A-3,
0.01%, 3/1/16	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-7,
0.01%, 3/8/16	8,750	8,750
New York G.O. Unlimited Adjustable Bonds, Fiscal 2008, Subseries J-5,
0.01%, 3/1/16	2,000	2,000
New York G.O. Unlimited Adjustable Bonds, Fiscal 2015, Subseries F-4,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	28,100	28,100
New York State Dormitory Authority Revenues Non-State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.01%, 3/8/16	2,515	2,515
New York State Housing Finance Agency Revenue VRDB, Series A, 205 East 92nd Street,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	13,000	13,000
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.01%, 3/8/16	16,500	16,500
New York State Housing Finance Agency Revenue VRDB, Series A-1, 625 West 57th Street,
(Bank of New York Mellon LOC),
0.01%, 3/8/16	5,500	5,500
New York State Housing Finance Agency Revenue VRDB, Series S, 160 Madison Avenue,
(PNC Bank N.A. LOC),
0.01%, 3/1/16	10,275	10,275

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
New York - 16.9% continued
New York State Urban Development Corp. Revenue Refunding VRDB, Series A-1, Service Contract,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	$12,250	$12,250
Nuveen New York AMT-Free Municipal Income Fund Tax-Exempt Preferred VRDP, Series 3,
0.07%, 3/8/16	15,000	15,000
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.01%, 3/8/16	3,280	3,280
Triborough Bridge & Tunnel Authority New York Revenue VRDB,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	12,500	12,500
Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc.,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 3/8/16	2,645	2,645

		292,101

North Carolina - 1.2%
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	100	100
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series A, YMCA of Greater Charlotte Project,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	4,305	4,305
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, Series B, YMCA of Greater Charlotte Project,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	5,900	5,900
North Carolina Medical Care Commission Hospital Revenue VRDB, Series A, Moses Cone Health System,
0.01%, 3/8/16	2,000	2,000
Raleigh COPS VRDB, Series B, Downtown,
0.01%, 3/8/16	7,000	7,000
University of North Carolina at Chapel Hill Revenue Bonds, Class A, Eagle No. 720053014,
0.02%, 3/8/16(1)	800	800

		20,105

North Dakota - 0.7%
North Dakota State Rural Water Finance Corp. Revenue Notes, Series C-2, Public Projects Construction Notes,
2.00%, 3/1/17	12,500	12,680

Ohio - 2.6%
City of Hamilton Electric System Revenue Refunding Notes,
(Ohio Market Access Program Gtd.),
0.43%, 9/27/16	3,000	3,000
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project,
0.01%, 3/8/16	3,815	3,815
County of Franklin Ohio Health Care Facilities Revenue VRDB, Series A, Ohio Presbyterian,
(PNC Bank N.A. LOC),
0.01%, 3/8/16	9,900	9,900
County of Hamilton Hospital Facilities Revenue VRDB, Children’s Hospital Medical Center,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	17,945	17,945
Nuveen Ohio Quality Income Municipal Fund Tax-Exempt Preferred VRDP, Series 1-1480,
0.10%, 3/8/16(1)	10,000	10,000

		44,660

Oklahoma - 0.3%
Oklahoma State Water Resources Board Adjustable Revenue Bonds,
0.25%, 3/1/16	1,155	1,155
Oklahoma State Water Resources Board Adjustable Revenue Bonds, Series A,
0.25%, 4/1/16	3,450	3,450
Oklahoma State Water Resources Board Revenue Bonds,
0.25%, 3/1/16	1,385	1,385

		5,990

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
Oregon - 1.9%
Clackamas County Hospital Facility Authority Revenue VRDB, Series C, Legacy Health System,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	$6,800	$6,800
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing,
(FNMA LOC),
0.04%, 3/8/16	13,075	13,075
Oregon State G.O. Limited TANS, Series A,
2.00%, 9/15/16	10,000	10,095
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Series A, Assumption Village Project,
(MUFG Union Bank N.A. LOC),
0.03%, 3/8/16	2,830	2,830

		32,800

Pennsylvania - 2.7%
Butler County IDA Revenue Refunding VRDB, Series A, Concordia Lutheran,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	5,585	5,585
City of Philadelphia G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	5,000	5,028
Lancaster Pennsylvania IDA Revenue Bonds, Series A, Willow Valley Retirement,
(PNC Bank N.A. LOC),
0.03%, 3/8/16	4,100	4,100
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 3/8/16	9,075	9,075
Philadelphia Gas Works Co. Adjustable Revenue Refunding Bonds, 8th Series E,
(PNC Bank N.A. LOC),
0.01%, 3/8/16	20,900	20,900
Ridley Pennsylvania School District G.O. VRDB, Series 2009,
(TD Bank N.A. LOC),
0.02%, 3/8/16	2,300	2,300

		46,988

South Carolina - 1.6%
Charleston County School District Development Corp. G.O. Unlimited TANS,
1.50%, 4/1/16	12,000	12,014
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/7/16	11,860	11,860
Tender Option Revenue Bonds, Floater Trust Receipts/Certificates, Series 2015-XF2204,
0.01%, 3/8/16(1)	3,000	3,000
Tender Option Revenue Bonds, Floater Trust Receipts/Certificates, Series 2015-XF2205,
0.01%, 3/8/16(1)	1,400	1,400

		28,274

South Dakota - 0.2%
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	3,600	3,600

Tennessee - 2.1%
Johnson City Health & Educational Facilities Board Hospital Revenue VRDB, Series A, Mountain States Health,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	9,090	9,090

Memphis Health Educational & Housing Facility Board MFH Revenue Refunding VRDB, Watergrove Apartments Project,
(FHLMC LOC),
0.01%, 3/8/16	18,170	18,170
Shelby County Tennessee Health, Educational & Housing Facilities Board MFH Revenue Refunding VRDB, Providence Place Apartments Project,
(FNMA LOC),
0.02%, 3/8/16	9,445	9,445

		36,705

Texas - 6.9%
City of Houston Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.04%, 3/1/16	3,600	3,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
Texas - 6.9% continued
Comal Independent School District Adjustable G.O. Unlimited Bonds, Series ROCS RR-II-R-11907,
(Texas Permanent School Fund Program Guaranty Insured),
0.03%, 3/8/16(1)	$10,665	$10,665
County of Harris G.O. Unlimited Refunding Bonds, Series B,
(U.S. Treasury Escrowed),
4.50%, 10/1/16	7,335	7,508
Dallas Performing Arts Cultural Facilities Corp. Revenue VRDB, Series A, Dallas Center Foundation Project,
(Bank of America N.A. LOC),
0.02%, 3/8/16	6,905	6,905
Eclipse Funding Trust Revenue Bonds, Series 2007-0040, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16(1)	9,765	9,765
Fort Worth Certificates G.O. Limited Bonds,
(FHLB Escrowed),
5.25%, 3/1/17	1,000	1,048
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	14,230	14,230
Houston Airport System Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.06%, 4/6/16	5,000	5,000
Lubbock Independent School District G.O. Unlimited VRDB, Series A, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 3/8/16	2,320	2,320
Port of Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.02%, 3/8/16	4,400	4,400
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.02%, 3/8/16	25,000	25,000
Texas A&M University Municipal Interest Bearing CP,
0.02%, 3/29/16	22,000	22,000
Texas State G.O. Unlimited Bonds, Transportation Commission-Mobility Fund,
(U.S. Treasury Escrowed),
5.00%, 4/1/16	5,000	5,021
Texas State Transportation Commission State Highway Fund Revenue Bonds, 1st Tier, Series A, Prerefunded,
(U.S. Treasury Escrowed),
4.38%, 4/1/16	1,290	1,294

		118,756

Utah - 0.7%
Salt Lake City Corp. G.O. Unlimited TRANS,
2.00%, 6/30/16	2,000	2,011
Utah Water Finance Agency Revenue VRDB, Series B-1,
0.02%, 3/8/16	10,000	10,000

		12,011

Virginia - 1.3%
Alexandria IDA Headquarters Facilities Revenue VRDB, Series B, American Academy - Head & Neck,
(Bank of America N.A. LOC),
0.01%, 3/8/16	6,310	6,310
Hanover County EDA Revenue Refunding VRDN, Series D, Bon Secours Health,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	6,375	6,375
Lynchburg IDA Revenue Refunding VRDB, Series E, Hospital Centra Health,
(FHLB of Atlanta LOC),
0.01%, 3/8/16	200	200
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.01%, 3/8/16	9,200	9,200

		22,085

Washington - 0.1%
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds,
(U.S. Treasury Escrowed),
5.00%, 6/1/16	2,000	2,024

Wisconsin - 5.7%
Madison Metropolitan School District TRANS,
2.00%, 9/8/16	16,000	16,139

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.1% continued
Wisconsin - 5.7% continued
Milwaukee RANS, Series M-7,
1.50%, 6/30/16	$11,000	$11,047
PMA Levy & Aid RANS Program, Series C,
2.00%, 9/26/16	1,800	1,816
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series C, Aurora Health Care, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	21,880	21,880
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series C, Aurora Healthcare,
(Bank of Montreal LOC),
0.01%, 3/1/16	7,600	7,600
Wisconsin State Health & Educational Facilities Authority Variable Rate Demand Obligations,
(JPMorgan Chase Bank N.A. LOC),
0.25%, 6/7/16	40,000	40,000

		98,482

Municipal States Pooled Securities - 1.1%
FHLMC MFH Variable Rate Certificates Revenue VRDB, Series MO27, Class A,
0.02%, 3/8/16	4,840	4,840
Western Asset Intermediate Municipals Fund, Inc. VRDP, Series 1 (AMT),
0.10%, 3/8/16(1)	14,000	14,000

		18,840

Total Municipal Investments (Cost $1,768,068)		1,768,068

Total Investments - 102.1% (Cost $1,768,068)(3)		1,768,068

Liabilities less Other Assets - (2.1)%		(36,741)

NET ASSETS - 100.0%		$1,731,327

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At February 29, 2016, the value of this restricted illiquid security amounted to $20,000,000 or 1.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-61,
0.10%, 4/1/16	7/2/15	$20,000

(3)	The cost for federal income tax purposes was approximately $1,768,068,000.

Percentages shown are based on Net Assets.

At February 29, 2016, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	20.7%
Housing	11.4
University	8.9
Miscellaneous Revenues	8.7
Water & Sewer	7.8
City	6.0
Utility	5.7
State	5.2
All other sectors less than 5%	25.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio(1)	$—	$1,768,068	$—	$1,768,068

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	FEBRUARY 29, 2016 (UNAUDITED)

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 56.1%(1)
Federal Farm Credit Bank - 14.9%
FFCB Discount Notes,
0.34%, 4/29/16	$14,000	$13,992
0.34%, 5/9/16	13,000	12,992
0.36%, 5/25/16	7,000	6,994
0.28%, 6/13/16	26,000	25,979
0.26%, 6/14/16	12,000	11,991
0.39%, 6/29/16	7,000	6,991
0.29%, 7/5/16	20,000	19,980
0.40%, 7/11/16	8,000	7,989
0.47%, 7/11/16	8,000	7,987
0.30%, 7/22/16	13,000	12,985
0.32%, 7/26/16	16,000	15,979
0.32%, 7/27/16	6,000	5,992
0.41%, 7/27/16	7,000	6,988
0.32%, 8/1/16	16,000	15,978
0.42%, 8/2/16	13,000	12,977
0.32%, 8/5/16	11,000	10,985
0.35%, 8/12/16	25,000	24,961
0.35%, 8/26/16	7,000	6,988
0.44%, 8/30/16	6,000	5,987
0.37%, 9/1/16	18,000	17,967
0.35%, 9/2/16	11,000	10,981
0.61%, 9/8/16	6,000	5,981
0.63%, 9/20/16	6,000	5,979
0.57%, 9/27/16	8,000	7,974
0.38%, 9/28/16	6,000	5,987
0.57%, 9/29/16	4,000	3,987
0.63%, 10/4/16	11,000	10,959
0.39%, 10/7/16	8,000	7,981
0.62%, 10/12/16	15,000	14,943
0.59%, 10/13/16	8,000	7,971
0.38%, 10/14/16	35,000	34,918
0.39%, 10/14/16	6,000	5,986
0.38%, 10/18/16	11,000	10,974
0.44%, 10/21/16	10,500	10,471
0.45%, 11/1/16	10,500	10,469
0.51%, 11/2/16	7,000	6,976
FFCB FRN,
0.44%, 3/1/16	13,000	13,000
0.43%, 3/2/16(2)	25,000	24,997
0.56%, 3/5/16(2)	20,000	19,988
0.39%, 3/6/16(2)	25,000	25,000
0.40%, 3/6/16(2)	39,000	38,999
0.39%, 3/7/16(2)	15,000	15,000
0.45%, 3/7/16(2)	10,000	10,005
0.42%, 3/9/16(2)	18,000	17,996
0.41%, 3/10/16(2)	20,000	19,999
0.38%, 3/16/16(2)	34,000	33,999

0.44%, 3/18/16(2)	25,000	25,005
0.39%, 3/20/16(2)	10,000	10,000
0.40%, 3/21/16(2)	9,000	8,999
0.41%, 3/24/16(2)	8,000	7,999
0.41%, 3/26/16(2)	15,000	15,000
0.39%, 3/28/16(2)	20,000	20,000
0.46%, 3/29/16(2)	13,000	13,006
0.48%, 3/30/16(2)	24,000	23,999

		758,210

Federal Home Loan Bank - 28.2%
FHLB Bonds,
0.30%, 3/1/16	25,000	25,000
0.33%, 4/1/16	10,000	10,000
4.75%, 12/16/16	10,000	10,329
FHLB Discount Notes,
0.29%, 3/2/16	15,000	15,000
0.30%, 3/2/16	36,000	36,000
0.30%, 3/4/16	55,000	54,998
0.31%, 3/14/16	45,000	44,995
0.32%, 3/14/16	49,000	48,994
0.31%, 3/16/16	35,000	34,995
0.46%, 3/16/16	75,000	74,985
0.32%, 3/17/16	35,000	34,995
0.50%, 3/17/16	44,000	43,990
0.38%, 4/6/16	150,000	149,943
0.36%, 4/11/16	104,000	103,959
0.36%, 4/25/16	23,000	22,988
0.26%, 4/27/16	16,000	15,993
0.41%, 4/27/16	16,000	15,990
0.38%, 5/9/16	59,000	58,958
0.42%, 5/25/16	24,000	23,976
0.40%, 5/26/16	45,000	44,958
0.40%, 6/1/16	29,000	28,971
0.28%, 6/6/16	23,000	22,983
0.41%, 6/6/16	102,000	101,890
0.51%, 6/13/16	12,000	11,983
0.52%, 7/27/16	14,000	13,970
0.61%, 2/10/17	8,000	7,954

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 56.1%(1) continued
Federal Home Loan Bank - 28.2% continued
FHLB FRN,
0.42%, 3/2/16(2)	$30,000	$30,000
0.51%, 3/2/16(2)	26,000	25,996
0.38%, 3/17/16(2)	50,000	50,000
0.42%, 3/21/16(2)	30,000	30,000
0.43%, 3/21/16(2)	13,000	12,999
0.38%, 3/23/16(2)	53,000	53,000
0.38%, 3/24/16(2)	6,000	6,000
0.41%, 3/27/16(2)	31,000	31,000
0.49%, 5/7/16(2)	21,000	20,997
0.49%, 5/10/16(2)	38,000	37,994
0.48%, 5/13/16(2)	30,000	29,996
0.48%, 5/17/16(2)	50,000	49,992

		1,436,771

Federal Home Loan Mortgage Corporation - 8.2%
FHLMC Bond,
0.75%, 3/9/17	25,000	25,000
FHLMC Discount Notes,
0.30%, 3/21/16	78,000	77,987
0.36%, 4/20/16	35,000	34,983
FHLMC FRN,
0.42%, 3/12/16(2)	89,000	89,022
0.43%, 3/12/16(2)	45,000	44,996
0.43%, 3/13/16(2)	20,000	19,998
0.37%, 3/17/16(2)	40,000	40,000
0.43%, 3/21/16(2)	50,000	49,998
0.56%, 3/21/16(2)	24,000	23,997
0.48%, 3/27/16(2)	12,000	11,997

		417,978

Federal National Mortgage Association - 4.8%
FNMA Bond,
5.00%, 3/15/16	16,000	16,030
FNMA Discount Notes,
0.05%, 3/1/16	50,000	50,000
0.30%, 3/1/16	19,000	19,000
0.10%, 3/2/16	65,000	65,000
0.47%, 4/1/16	33,533	33,516
FNMA FRN,
0.44%, 3/8/16(2)	39,000	38,994
0.45%, 3/26/16(2)	25,000	24,998

		247,538

Total U.S. Government Agencies (Cost $2,860,497)		2,860,497

U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury Bills - 4.7%
0.27%, 3/3/16	30,000	30,000
0.27%, 3/17/16	83,000	82,990
0.34%, 5/26/16	30,000	29,976
0.51%, 6/9/16	65,000	64,907
0.50%, 6/23/16	30,000	29,952

		237,825

U.S. Treasury Floating Rate Notes - 1.0%
0.39%, 3/1/16(2)	8,000	8,000
0.40%, 3/1/16(2)	10,000	10,000
0.59%, 3/1/16(2)	32,000	32,024

		50,024

U.S. Treasury Notes - 4.4%
1.00%, 10/31/16	45,000	45,119
0.63%, 11/15/16	29,000	29,004
4.63%, 11/15/16	30,000	30,817
0.50%, 11/30/16	65,000	64,970
0.88%, 11/30/16	23,000	23,045
0.75%, 1/15/17	33,000	33,027

		225,982

Total U.S. Government Obligations (Cost $513,831)		513,831

Investments, at Amortized Cost ($3,374,328)		3,374,328

REPURCHASE AGREEMENTS - 35.2%
Joint Repurchase Agreements - 0.0%(3)
Bank of America Securities LLC, dated 2/29/16, repurchase price $2
0.25%, 3/7/16	2	2
Societe Generale, New York Branch, dated 2/29/16, repurchase price $2
0.34%, 3/7/16	2	2

		4

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 35.2% continued
Repurchase Agreements - 35.2%(4)
Bank of America N.A., dated 2/29/16, repurchase price $300,003
0.31%, 3/1/16	$300,000	$300,000
BNP Paribas S.A., dated 2/2/16, repurchase price $175,053
0.32%, 3/7/16	175,000	175,000
Citigroup Global Markets, Inc., dated 2/29/16, repurchase price $106,712
0.31%, 3/1/16	106,711	106,711
Citigroup Global Markets, Inc., dated 2/29/16, repurchase price $191,294
0.29%, 3/1/16	191,292	191,292
Credit Suisse Securities, dated 2/24/16, repurchase price $125,008
0.31%, 3/2/16	125,000	125,000
Credit Suisse Securities, dated 2/29/16, repurchase price $250,002
0.30%, 3/1/16	250,000	250,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $375,003
0.31%, 3/1/16	375,000	375,000
Societe Generale, New York Branch, dated 2/29/16, repurchase price $275,003
0.36%, 3/1/16	275,000	275,000

		1,798,003

Total Repurchase Agreements (Cost $1,798,007)		1,798,007

Total Investments - 101.4% (Cost $5,172,335)(5)		5,172,335

Liabilities less Other Assets - (1.4)%		(73,095)

NET ASSETS - 100.0%		$5,099,240

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$2	3.13%	8/15/44
U.S. Treasury Notes	$2	0.13%	4/15/16 - 4/15/19

Total	$4

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$561,088	2.29% - 7.00%	7/18/16 - 7/1/45
FNMA	$497,575	1.69% - 8.06%	4/1/16 - 3/1/46
GNMA	$204,176	2.00% - 4.50%	6/20/41 - 9/20/45
U.S. Treasury Bonds	$105,750	1.38% - 3.13%	2/15/29 - 5/15/45
U.S. Treasury Notes	$474,534	0.63% - 4.00%	2/15/17 - 2/15/25
U.S. Treasury Strips	$3,175	1.03% - 1.69%	11/15/17 - 2/15/27

Total	$1,846,298

(5)	The cost for federal income tax purposes was approximately $5,172,335,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$5,172,335	$—	$5,172,335

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	FEBRUARY 29, 2016 (UNAUDITED)

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 63.7%(1)
Federal Farm Credit Bank - 23.1%
FFCB Bonds,
0.40%, 8/11/16	$25,000	$24,971
4.88%, 1/17/17	20,576	21,333
FFCB Discount Notes,
0.20%, 3/1/16	25,000	25,000
0.26%, 3/2/16	85,000	84,999
0.30%, 3/4/16	13,000	13,000
0.30%, 3/11/16	21,000	20,998
0.31%, 3/16/16	21,000	20,997
0.31%, 3/17/16	17,000	16,998
0.30%, 3/21/16	13,000	12,998
0.32%, 3/22/16	45,000	44,992
0.29%, 4/1/16	100,000	99,975
0.36%, 4/13/16	100,000	99,958
0.32%, 4/25/16	36,600	36,582
0.25%, 5/5/16	200,000	199,910
0.38%, 5/5/16	25,000	24,983
0.34%, 5/9/16	43,000	42,973
0.38%, 5/9/16	30,000	29,979
0.40%, 5/12/16	43,000	42,966
0.36%, 5/25/16	21,000	20,983
0.37%, 6/10/16	24,000	23,976
0.42%, 6/10/16	15,000	14,983
0.38%, 6/15/16	24,000	23,974
0.39%, 6/16/16	43,000	42,951
0.46%, 6/16/16	5,000	4,993
0.39%, 6/22/16	24,000	23,971
0.39%, 6/29/16	21,000	20,973
0.46%, 6/29/16	100,000	99,850
0.47%, 7/11/16	28,000	27,953
0.61%, 7/14/16	10,000	9,978
0.30%, 7/22/16	43,000	42,949
0.41%, 7/27/16	21,000	20,965
0.51%, 7/27/16	50,000	49,897
0.42%, 8/2/16	43,000	42,925
0.32%, 8/5/16	38,000	37,947
0.51%, 8/5/16	21,000	20,954
0.35%, 8/26/16	22,500	22,462
0.44%, 8/30/16	22,000	21,952
0.35%, 9/2/16	38,000	37,934
0.61%, 9/8/16	22,000	21,930
0.41%, 9/16/16	100,000	99,779
0.63%, 9/20/16	22,000	21,923
0.57%, 9/27/16	32,000	31,895
0.38%, 9/28/16	22,000	21,952
0.57%, 9/29/16	17,000	16,944
0.63%, 10/4/16	38,000	37,858
0.43%, 10/5/16	100,000	99,746
0.38%, 10/7/16	25,000	24,943
0.39%, 10/7/16	28,000	27,935
0.62%, 10/12/16	35,000	34,867
0.59%, 10/13/16	32,000	31,884
0.38%, 10/18/16	38,000	37,910
0.44%, 10/21/16	38,000	37,894
0.76%, 10/26/16	75,000	74,627
0.45%, 11/1/16	38,000	37,886
0.51%, 11/2/16	26,000	25,911
0.76%, 11/4/16	100,000	99,483
0.63%, 12/14/16	26,000	25,871
0.58%, 12/20/16	24,000	23,888
FFCB FRN,
0.38%, 3/1/16(2)	50,000	50,000
0.41%, 3/1/16(2)	85,000	85,000
0.44%, 3/1/16	43,000	43,000
0.45%, 3/1/16(2)	63,000	63,007
0.49%, 3/1/16(2)	66,800	66,804
0.39%, 3/2/16(2)	25,000	25,000
0.43%, 3/2/16(2)	88,000	87,991
0.46%, 3/2/16(2)	26,000	26,004
0.42%, 3/4/16(2)	107,000	106,994
0.56%, 3/5/16(2)	49,000	48,971
0.40%, 3/6/16(2)	147,000	146,997
0.41%, 3/6/16(2)	37,500	37,507
0.45%, 3/6/16(2)	186,700	186,710
0.39%, 3/7/16(2)	75,000	74,999
0.45%, 3/7/16(2)	40,000	40,021
0.42%, 3/9/16(2)	20,000	19,999
0.41%, 3/10/16(2)	70,000	69,996
0.38%, 3/14/16(2)	20,000	20,000
0.44%, 3/14/16(2)	155,500	155,551
0.58%, 3/14/16(2)	50,000	49,990
0.41%, 3/15/16(2)	150,000	149,999
0.48%, 3/15/16(2)	20,000	20,013
0.38%, 3/16/16(2)	125,000	124,998
0.44%, 3/17/16(2)	25,000	25,002
0.43%, 3/19/16(2)	25,000	25,008

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 63.7%(1) continued
Federal Farm Credit Bank - 23.1% continued
0.39%, 3/20/16(2)	$38,000	$37,999
0.40%, 3/20/16(2)	124,000	123,998
0.45%, 3/20/16(2)	65,000	65,013
0.46%, 3/20/16(2)	50,000	49,974
0.50%, 3/20/16(2)	15,428	15,430
0.40%, 3/21/16(2)	33,000	32,998
0.42%, 3/21/16(2)	5,000	4,994
0.42%, 3/22/16(2)	159,000	158,969
0.46%, 3/22/16(2)	159,000	158,668
0.40%, 3/23/16(2)	36,000	35,999
0.41%, 3/23/16(2)	56,000	56,000
0.40%, 3/24/16(2)	56,000	55,997
0.41%, 3/24/16(2)	28,000	27,997
0.41%, 3/26/16(2)	43,000	43,000
0.45%, 3/27/16(2)	144,750	144,479
0.39%, 3/28/16(2)	72,000	71,999
0.46%, 3/29/16(2)	25,000	25,012
0.48%, 3/30/16(2)	82,000	81,997

		5,251,392

Federal Home Loan Bank - 37.6%
FHLB Bonds,
1.00%, 3/11/16	21,000	21,004
0.33%, 4/1/16	65,000	64,998
0.38%, 8/3/16	45,000	44,993
4.75%, 12/16/16	43,000	44,413
FHLB Discount Notes,
0.29%, 3/2/16	60,000	59,999
0.30%, 3/2/16	161,000	160,999
0.29%, 3/3/16	25,000	25,000
0.30%, 3/4/16	241,000	240,994
0.31%, 3/4/16	89,000	88,998
0.30%, 3/7/16	70,000	69,996
0.25%, 3/8/16	58,600	58,597
0.31%, 3/14/16	180,000	179,980
0.31%, 3/15/16	215,000	214,974
0.31%, 3/16/16	218,000	217,972
0.32%, 3/17/16	125,000	124,982
0.50%, 3/17/16	156,000	155,965
0.31%, 4/5/16	100,000	99,970
0.38%, 4/6/16	273,000	272,896
0.39%, 4/6/16	75,000	74,971
0.34%, 4/7/16	153,000	152,947
0.34%, 4/8/16	170,000	169,939
0.35%, 4/8/16	100,000	99,964
0.34%, 4/11/16	170,000	169,936
0.35%, 4/11/16	115,000	114,955
0.36%, 4/11/16	337,000	336,866
0.36%, 4/25/16	212,000	211,887
0.41%, 4/27/16	58,400	58,362
0.38%, 5/2/16	213,000	212,864
0.37%, 5/3/16	251,000	250,837
0.38%, 5/3/16	149,000	148,904
0.42%, 5/4/16	196,000	195,855
0.42%, 5/6/16	385,000	384,707
0.38%, 5/9/16	215,000	214,848
0.39%, 5/11/16	80,597	80,536
0.40%, 5/11/16	170,000	169,866
0.40%, 5/13/16	213,000	212,827
0.40%, 5/25/16	50,000	49,953
0.41%, 5/25/16	100,000	99,904
0.40%, 5/26/16	161,000	160,850
0.39%, 5/27/16	402,000	401,621
0.40%, 5/27/16	60,000	59,943
0.40%, 6/1/16	274,000	273,727
0.51%, 6/13/16	140,000	139,798
0.52%, 7/27/16	50,000	49,893
0.61%, 2/10/17	33,000	32,810
FHLB FRN,
0.51%, 3/1/16(2)	289,000	289,000
0.42%, 3/2/16(2)	60,000	60,000
0.51%, 3/2/16(2)	121,000	120,981
0.37%, 3/14/16(2)	195,000	195,000
0.52%, 3/17/16(2)	35,000	35,000
0.38%, 3/18/16(2)	215,000	215,000
0.42%, 3/21/16(2)	36,000	36,000
0.43%, 3/21/16(2)	47,000	46,997
0.38%, 3/24/16(2)	24,000	23,999
0.37%, 3/26/16(2)	90,000	89,999
0.41%, 3/27/16(2)	107,000	107,000
0.52%, 3/27/16(2)	40,000	40,000
0.42%, 3/28/16(2)	64,000	64,000
0.49%, 5/7/16(2)	78,000	77,988
0.49%, 5/10/16(2)	143,000	142,978
0.48%, 5/13/16(2)	100,000	99,986
0.48%, 5/17/16(2)	175,000	174,973

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 63.7%(1) continued
Federal Home Loan Bank - 37.6% continued
0.62%, 5/22/16(2)	$35,000	$35,000
0.52%, 5/26/16(2)	36,500	36,498

		8,566,699

Tennessee Valley Authority - 3.0%
TVA Discount Notes,
0.28%, 3/1/16	324,000	324,000
0.30%, 3/8/16	209,000	208,988
0.30%, 3/15/16	155,000	154,982

		687,970

Total U.S. Government Agencies (Cost $14,506,061)		14,506,061

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury Bills - 3.5%
0.27%, 3/3/16	110,000	109,998
0.27%, 3/10/16	50,000	49,997
0.27%, 3/17/16	306,000	305,963
0.34%, 5/26/16	108,000	107,912
0.51%, 6/30/16	215,000	214,631

		788,501

U.S. Treasury Floating Rate Notes - 1.7%
0.39%, 3/1/16(2)	164,000	164,000
0.40%, 3/1/16(2)	90,000	89,960
0.59%, 3/1/16(2)	141,000	141,105

		395,065

U.S. Treasury Notes - 4.3%
1.00%, 8/31/16	47,000	47,149
1.00%, 10/31/16	173,000	173,458
0.63%, 11/15/16	111,472	111,487
4.63%, 11/15/16	165,000	169,494
0.50%, 11/30/16	246,000	245,877
0.88%, 11/30/16	100,000	100,198
0.75%, 1/15/17	130,000	130,106

		977,769

Total U.S. Government Obligations (Cost $2,161,335)		2,161,335

Investments, at Amortized Cost (Cost $16,667,396)		16,667,396

REPURCHASE AGREEMENTS - 27.3%(3)
Repurchase Agreements - 27.3%
Bank of America N.A., dated 2/29/16, repurchase price $150,001
0.31%, 3/1/16	150,000	150,000
Bank of America N.A., dated 2/29/16, repurchase price $780,007
0.31%, 3/1/16	780,000	780,000
Bank of Nova Scotia, dated 2/29/16, repurchase price $105,001
0.30%, 3/1/16	105,000	105,000
Bank of Nova Scotia, dated 2/29/16, repurchase price $400,004
0.32%, 3/1/16	400,000	400,000
BNP Paribas S.A., dated 2/29/16, repurchase price $185,002
0.31%, 3/1/16	185,000	185,000
BNP Paribas S.A., dated 2/29/16, repurchase price $200,002
0.29%, 3/1/16	200,000	200,000
Citigroup Global Markets, Inc., dated 2/29/16, repurchase price $64,209
0.29%, 3/1/16	64,208	64,208
Credit Suisse Securities, dated 2/29/16, repurchase price $500,004
0.30%, 3/1/16	500,000	500,000
Federal Reserve Bank of New York, dated 2/29/16, repurchase price $355,002
0.25%, 3/1/16	355,000	355,000
Federal Reserve Bank of New York, dated 2/29/16, repurchase price $970,007
0.25%, 3/1/16	970,000	970,000
Federal Reserve Bank of New York, dated 2/29/16, repurchase price $975,007
0.25%, 3/1/16	975,000	975,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $250,002
0.31%, 3/1/16	250,000	250,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $350,003
0.31%, 3/1/16	350,000	350,000
Societe Generale, New York Branch, dated 2/29/16, repurchase price $200,002
0.35%, 3/1/16	200,000	200,000
Societe Generale, New York Branch, dated 2/29/16, repurchase price $295,003
0.36%, 3/1/16	295,000	295,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 27.3%(3) continued
Repurchase Agreements - 27.3% continued
Societe Generale, New York Branch, dated 2/29/16, repurchase price $425,004
0.34%, 3/1/16	$425,000	$425,000

		6,204,208

Total Repurchase Agreements (Cost $6,204,208)		6,204,208

Total Investments - 100.5% (Cost $22,871,604)(4)		22,871,604

Liabilities less Other Assets - (0.5)%		(122,870)

NET ASSETS - 100.0%		$22,748,734

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$110	1.20%	7/13/18
FHLMC	$760,725	1.25% - 6.50%	5/12/17 - 10/1/45
FNMA	$1,586,322	1.79% - 6.50%	11/30/21 - 1/1/46
GNMA	$257,963	1.75% - 7.00%	5/15/27 - 1/20/46
U.S. Treasury Bills	$2	0.23% - 0.32%	3/31/16 - 5/26/16
U.S. Treasury Bonds	$216,166	1.18% - 8.88%	5/15/17 - 8/15/45
U.S. Treasury Notes	$3,482,535	0.13% - 3.50%	7/15/16 - 1/15/25
U.S. Treasury Strips	$1,855	1.19% - 1.85%	5/15/20 - 8/15/28

Total	$6,305,678

(4)	The cost for federal income tax purposes was approximately $22,871,604,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$22,871,604	$—	$22,871,604

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3%
Alabama - 2.0%
Dothan Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project,
(U.S. Bank N.A. LOC),
0.03%, 3/8/16	$12,000	$12,000
Mobile Solid Waste Disposal Authority Revenue VRDB, Waste Management/Chastang Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/8/16	4,175	4,175
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding VRDB, Series A, Hunt Refining Project,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/8/16	73,500	73,500

		89,675

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project,
(U.S. Treasury Escrowed),
3.50%, 6/1/16	12,000	12,096
Alaska State Housing Finance Corp. Revenue VRDB, Series C, State Capital Project,
0.01%, 3/8/16	15,950	15,950

		28,046

Arizona - 0.5%
Arizona State Health Facilities Authority Revenue VRDB, Series B, Banner Health,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	9,000	9,000
Arizona State Health Facilities Authority Revenue VRDB, Series C, Banner Health,
(Bank of America N.A. LOC),
0.01%, 3/8/16	9,000	9,000
Arizona State Health Facilities Authority Revenue VRDB, Series G, Banner Health,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	3,000	3,000
Maricopa County IDA MFH Revenue Refunding VRDB, Series A, Villas Solanas Apartments,
(FNMA LOC),
0.03%, 3/8/16	3,995	3,995

		24,995

Arkansas - 0.3%
Benton County Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.01%, 3/8/16	5,810	5,810
Benton County Public Facilities Board MFH Revenue Refunding VRDB, Series A, Bentonville Apartments,
(FHLMC LOC),
0.03%, 3/8/16	7,500	7,500

		13,310

California - 10.1%
Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.02%, 3/8/16	6,900	6,900
Big Bear Lake Industrial Revenue Bonds, Series A, Southwest Gast Corp. Project,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	46,000	46,000
California State G.O. Unlimited Bonds, Series A-3,
(Bank of Montreal LOC),
0.01%, 3/1/16	14,900	14,900
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series C-R (AMT),
(Bank of America N.A. LOC),
0.02%, 3/8/16	33,610	33,610
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series D-R (AMT),
(Royal Bank of Canada LOC),
0.01%, 3/8/16	11,720	11,720
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series F-R (AMT),
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	7,800	7,800
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series J-R (AMT),
(Royal Bank of Canada LOC),
0.01%, 3/8/16	7,545	7,545

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 10.1% continued
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series K-R (AMT),
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	$8,085	$8,085
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series M-R (AMT),
(Royal Bank of Canada LOC),
0.01%, 3/8/16	14,760	14,760
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series F-R (AMT),
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/8/16	17,680	17,680
California State Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series A, Los Angeles Museum,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/1/16	10,445	10,445
California State Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series A, Pacific Gas & Electric,
(MUFG Union Bank N.A. LOC),
0.01%, 3/1/16	150	150
California Statewide Communities Development Authority MFH Revenue VRDB, Series WW (AMT), David Avenue Apartments,
(FHLMC LOC),
0.02%, 3/8/16	5,300	5,300
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	7,000	7,000
California Statewide Communities Development Authority Revenue VRDB, Series A, Sweep Loan Program,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	7,200	7,200
California Statewide Communities Development Authority Revenue VRDB, Series OO, Imperial Park Apartments (AMT),
(FHLMC LOC),
0.02%, 3/8/16	4,000	4,000
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Series A, Serramonte Del Ray,
(FNMA LOC),
0.02%, 3/8/16	8,730	8,730
Fresno MFH Revenue Refunding VRDB, Series A, Heron Pointe Apartments,
(FNMA LOC),
0.02%, 3/8/16	1,780	1,780
Irvine Unified School District Adjustable Special Tax Bonds, Series B, Community Facilities District No. 09,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/8/16	13,400	13,400
Livermore Refunding VRDB, 2008 Government COPS,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	4,050	4,050
Los Angeles City G.O. Unlimited TRANS,
2.00%, 6/30/16	35,000	35,194
Los Angeles Department of Water & Power System Revenue Refunding VRDB, Subseries A-3,
0.01%, 3/1/16	21,450	21,450
Los Angeles Department of Water & Power System Revenue Refunding VRDB, Subseries A-8,
0.01%, 3/1/16	26,000	26,000

Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series D,
0.01%, 3/8/16	7,500	7,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Series A, Mall Improvement Project,
(MUFG Union Bank N.A. LOC),
0.02%, 3/8/16	1,000	1,000
Nuveen Dividend Advantage Municipal Fund Tax-Exempt Preferred VRDP, Series 5,
0.10%, 3/8/16(1)	12,000	12,000
Oceanside MFH Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.01%, 3/8/16	2,350	2,350

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 10.1% continued
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series I, Oasis Martinique,
(FNMA LOC),
0.03%, 3/8/16	$8,800	$8,800
Riverside County G.O. Limited TRANS,
2.00%, 6/30/16	3,000	3,017
Sacramento County MFH Revenue VRDB, Series B, River Pointe Apartments,
(FNMA LOC),
0.02%, 3/8/16	3,000	3,000
Sacramento Transportation Authority Measure A Sales Tax Revenue Refunding VRDB, Series A,
0.01%, 3/8/16	9,000	9,000
San Diego Unified School District G.O. Limited TRANS, Series A,
2.00%, 6/30/16	5,200	5,230
San Francisco City & County MFH Revenue Refunding VRDB, Series A, City Heights Apartments,
(FNMA LOC),
0.02%, 3/8/16	20,800	20,800
San Francisco City & County Redevelopment Agency Adjustable Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.03%, 3/8/16	16,100	16,100
San Francisco City & County Redevelopment Agency MFH Revenue Refunding VRDB, Series B-2, Fillmore Center,
(FHLMC Gtd.),
0.03%, 3/8/16	6,750	6,750
San Jose MFH Revenue VRDB, Series F, Villa Monterey Apartments,
(FNMA LOC),
0.02%, 3/8/16	8,000	8,000
Southern California Public Power Authority Revenue Refunding VRDB, Series A, Magnolia Power Project,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	16,285	16,285
Tender Option Bond Trust Receipts/ Certificates Revenue Bonds, Floaters, Series 2015-ZF0261,
0.02%, 3/8/16(1)	15,000	15,000
University of California General Revenue VRDB, Series AL-1,
0.01%, 3/8/16	16,800	16,800

		465,331

Colorado - 1.7%
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.01%, 3/8/16	400	400
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	1,490	1,490
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor,
(U.S. Bank N.A. LOC),
0.04%, 3/8/16	6,025	6,025
Colorado Springs Utilities Revenue Refunding VRDB, Series C,
0.01%, 3/8/16	8,400	8,400

Colorado Springs Utilities System Improvement Revenue VRDB, Series A,
0.01%, 3/8/16	11,415	11,415
Colorado State Education Loan Program TRANS, Series B,
2.00%, 6/29/16	20,000	20,116
Colorado State HFA SFM Adjustable Revenue Bonds, Series A-2, Class I (AMT),
0.03%, 3/8/16	22,995	22,995
Colorado State Housing & Finance Authority Adjustable SFM Revenue Refunding Bonds, Series C-3 (AMT),
0.03%, 3/8/16	5,540	5,540

		76,381

Connecticut - 0.2%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.01%, 3/8/16	3,850	3,850
Connecticut State HFA Housing Mortgage Finance Program Revenue Refunding VRDB, Subseries C-3,
0.01%, 3/8/16	7,500	7,500

		11,350

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
District of Columbia - 3.3%
District of Columbia G.O. Unlimited Bonds, ROCS-RR-II-R-11180WF,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/8/16(1)	$16,535	$16,535
District of Columbia Housing Finance Agency MFH Collateralized Adjustable Revenue Bonds, Metro Village Apartments Project,
(U.S. Treasury Escrowed),
0.50%, 8/1/16	17,800	17,800
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 3/8/16	7,890	7,890
District of Columbia University Revenue VRDB, Series B-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	16,350	16,350
District of Columbia University Revenue VRDB, Series C-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	21,500	21,500
District of Columbia Water & Sewer Authority Public Utility Revenue VRDB, Sub Lien, Subseries B-2,
0.01%, 3/8/16	7,000	7,000
Metropolitan Washington Airports Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 5/5/16	30,000	30,000
Metropolitan Washington Airports Authority System Revenue Refunding VRDB, Subseries A-1,
(Royal Bank of Canada LOC),
0.02%, 3/8/16	25,000	25,000
Metropolitan Washington Airports Authority System Revenue Refunding VRDB, Subseries C-1 (AMT),
(Sumitomo Mitsui Banking Corp. LOC),
0.02%, 3/1/16	7,800	7,800

		149,875

Florida - 3.8%
Capital Trust Agency Housing Revenue VRDB, Series A, Atlantic Housing Foundation,
(FNMA LOC),
0.01%, 3/8/16	27,270	27,270
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Series M-1, Cypress Lake Apartments,
(FHLMC LOC),
0.01%, 3/8/16	2,800	2,800
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding VRDB, Lee Vista Apartments,
(FHLMC LOC),
0.01%, 3/8/16	15,110	15,110
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding VRDB, Series 2004, Maitland Apartments,
(FHLMC LOC),
0.01%, 3/8/16	16,775	16,775
Florida State Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments,
(FHLB of San Francisco LOC),
0.01%, 3/8/16	6,755	6,755
Halifax Hospital Medical Center Revenue Refunding & Improvement VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	10,160	10,160

Highlands County Health Facilities Authority Revenue VRDB, Series A, Hospital Adventist Health System,
0.01%, 3/8/16	55,570	55,570
JEA Electric System Revenue VRDB, Series Three-B-2,
0.01%, 3/8/16	15,500	15,500
JEA Electric System Revenue VRDB, Series Three-B-3,
0.01%, 3/8/16	9,400	9,400
Orange County HFA MFH Adjustable Revenue Bonds, Series B, Lakeside Pointe Apartments,
(FNMA Insured),
0.04%, 3/8/16	6,430	6,430
Sunshine State Governmental Financing Commission Revenue VRDB, Series A, Miami Dade County Program,
(Bank of New York Mellon LOC),
0.01%, 3/8/16	9,700	9,700

		175,470

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Georgia - 1.6%
Bacon Georgia IDA Adjustable Revenue Bonds, D.L. Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.07%, 3/8/16	$4,405	$4,405
Cobb County Housing Authority MFH Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association,
(FHLMC LOC),
0.01%, 3/8/16	5,390	5,390
Cordele Housing Authority Adjustable Revenue VRDB,
(U.S. Treasury Escrowed),
0.55%, 6/15/16	18,650	18,650
DeKalb County MFH Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.03%, 3/8/16	11,700	11,700
East Point Housing Authority MFH Revenue VRDB, Robins Creste Apartments Project,
(FHLMC LOC),
0.07%, 3/8/16	6,640	6,640
Hinesville Housing Authority MFH Adjustable Revenue Bonds, Harbor Square Apartments Project,
(U.S. Treasury Escrowed),
0.50%, 5/1/16	10,000	10,000
Monroe County Development Authority PCR VRDB, Series A, Oglethorpe Power Corp.,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	5,940	5,940
Richmond County Development Authority MFH Revenue Bonds, Stonegate Club Apartments Project,
(FNMA LOC),
0.03%, 3/8/16	7,815	7,815
Savannah EDA Revenue VRDB, Consolidated Utilities Projects,
(Branch Banking & Trust Co. LOC),
0.07%, 3/8/16	3,590	3,590
Valdosta-Lowndes County IDA Revenue VRDB, Steeda Autosports Project,
(Bank of America N.A. LOC),
0.18%, 3/8/16	1,270	1,270

		75,400

Hawaii - 0.1%
Hawaii State Housing Finance & Development Corp. MFH Revenue VRDB, Series 2008, Housing Lokahi Kau,
(FHLMC LOC),
0.01%, 3/8/16	3,075	3,075

Idaho - 0.7%
Idaho State G.O. Unlimited TANS,
2.00%, 6/30/16	19,000	19,107
Idaho State Housing & Finance Association MFH Revenue VRDB, Series A, Traditions At Boise Apartments,
(FHLMC Gtd.),
0.02%, 3/8/16	5,850	5,850
Idaho State Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	9,055	9,055

		34,012

Illinois - 8.8%
Aurora Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project,
(BMO Harris Bank N.A. LOC),
0.08%, 3/8/16	3,210	3,210
Bridgeview G.O. Unlimited Refunding VRDB, Series A-2,
(BMO Harris Bank N.A. LOC),
0.03%, 3/8/16	10,000	10,000
Chicago Midway Airport Revenue Refunding VRDB, Second Lien (AMT),
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/8/16	16,570	16,570
Chicago Midway Airport Revenue VRDB, Second Lien, Series C-1 (AMT),
(Bank of Montreal LOC),
0.03%, 3/8/16	42,545	42,545
Chicago O’Hare International Airport Special Facility Revenue VRDB, Compagnie Nationale Air France,
(Societe Generale S.A. LOC),
0.03%, 3/8/16	19,000	19,000
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.03%, 3/8/16	14,535	14,535

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Illinois - 8.8% continued
Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	$18,800	$18,800
Illinois State Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project,
(BMO Harris Bank N.A. LOC),
0.02%, 3/8/16	5,475	5,475
Illinois State Development Finance Authority Revenue VRDB, Series B, Evanston Northwestern,
0.03%, 3/1/16	1,600	1,600
Illinois State Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.08%, 3/8/16	1,205	1,205
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series 2003-B, Augustana College,
(BMO Harris Bank N.A. LOC),
0.02%, 3/8/16	5,490	5,490
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B, University of Chicago,
0.17%, 3/10/16	22,265	22,265
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.02%, 3/8/16	7,500	7,500
Illinois State Educational Facilities Authority Revenue VRDB, ACI/Cultural Pooled Financing,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	15,000	15,000
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries C, Northwestern University,
0.01%, 3/8/16	35,000	35,000
Illinois State Finance Authority Industrial Development VRDB, Durex Industries Project,
(U.S. Bank N.A. LOC),
0.17%, 3/8/16	2,550	2,550
Illinois State Finance Authority MFH Revenue VRDB, Series A, Autumn Ridge Apartments,
(FHLMC LOC),
0.01%, 3/8/16	4,455	4,455
Illinois State Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project,
(FHLMC LOC),
0.03%, 3/8/16	9,435	9,435
Illinois State Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	11,090	11,090
Illinois State Finance Authority Revenue VRDB, Series D, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	14,600	14,600
Illinois State Finance Authority Revenue VRDB, Series D, OSF Healthcare System,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	25,000	25,000
Illinois State Finance Authority Revenue VRDB, Series D-2, University of Chicago Medical,
(PNC Bank N.A. LOC),
0.01%, 3/1/16	8,000	8,000
Illinois State Finance Authority Revenue VRDB, Subseries C3B, Advocate Health,
0.35%, 7/21/16	5,245	5,245
Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.01%, 3/8/16	22,000	22,000
Illinois State G.O. Unlimited VRDB, Series B-4,
(State Street Bank & Trust Co. LOC),
0.01%, 3/8/16	14,600	14,600
Illinois State Health Facilities Finance Authority VRDB, Riverside Health System,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	4,700	4,700
Illinois State Housing Development Authority MFH Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.02%, 3/8/16	2,090	2,090

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Illinois - 8.8% continued
Illinois State Housing Development Finance Authority MFH Revenue VRDB, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.03%, 3/8/16	$6,100	$6,100
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B,
(AGM Corp. Insured),
0.02%, 3/8/16	20,000	20,000
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.02%, 3/8/16	10,600	10,600
Lake County MFH Revenue VRDB, Rosewood Apartment Project,
(FHLMC LOC),
0.05%, 3/8/16	5,955	5,955
Southwestern Development Authority Revenue VRDB, Arizon Co., Inc. Project,
(FHLB of Des Moines LOC),
0.10%, 3/8/16	1,400	1,400
Southwestern Development Authority Solid Waste Disposal Revenue VRDB, Series B, Center Ethanol,
(FHLB of Des Moines LOC),
0.03%, 3/8/16	7,370	7,370
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.01%, 3/8/16	10,850	10,850

		404,235

Indiana - 4.6%
Elkhart County Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments,
(FHLB of Indianapolis LOC),
0.02%, 3/8/16	8,000	8,000
Indiana State Development Finance Authority Revenue VRDB, TTP, Inc. Project,
(Bank of America N.A. LOC),
0.18%, 3/8/16	1,570	1,570
Indiana State Finance Authority Hospital Revenue Refunding VRDB, Series C, Indiana University Health Obligated,
(BMO Harris Bank N.A. LOC),
0.01%, 3/8/16	4,500	4,500
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Series B, Howard Regional Health System Project,
(BMO Harris Bank N.A. LOC),
0.01%, 3/1/16	9,360	9,360
Lawrenceburg PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.01%, 3/8/16	6,000	6,000
Posey County Economic Development Revenue Refunding VRDB,
0.35%, 8/2/16	175,000	175,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-23,
(Royal Bank of Canada LOC),
0.02%, 3/8/16(1)	8,500	8,500

		212,930

Iowa - 0.9%
Iowa State Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	6,100	6,100
Iowa State Finance Authority Revenue VRDB, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.03%, 3/8/16	7,200	7,200
Iowa State Finance Authority SFM Revenue VRDB, Series B, Mortgage-Backed Securities Program,
(FHLMC Insured),
0.01%, 3/8/16	13,300	13,300
Iowa State Higher Education Loan Authority Revenue Refunding VRDB, Loras Private College Facilities,
(Bank of America N.A. LOC),
0.02%, 3/1/16	7,920	7,920
Polk County G.O. Unlimited Refunding Bonds, Series A,
2.00%, 6/1/16	5,115	5,138

		39,658

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Kansas - 1.1%
Kansas State Development Finance Authority MFH Revenue VRDB, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	$3,535	$3,535
Kansas State Development Finance Authority MFH Revenue VRDB, Series K, Tree House Apartments,
(U.S. Bank N.A. LOC),
0.03%, 3/8/16	9,775	9,775
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project,
(FHLMC LOC),
0.01%, 3/8/16	16,000	16,000
Mission MFH Revenue Refunding VRDB, The Falls Apartments Project,
(FNMA LOC),
0.03%, 3/8/16	8,750	8,750
University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System,
(U.S. Bank N.A. LOC),
0.01%, 3/1/16	14,170	14,170

		52,230

Kentucky - 1.6%
Boone County PCR Refunding VRDB, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/8/16	15,720	15,720
Carroll County Environmental Facilities Revenue Refunding VRDB, Series A-R, Utilities Co. Project (AMT),
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.02%, 3/8/16	10,000	10,000
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments,
(FNMA LOC),
0.03%, 3/8/16	10,000	10,000
Louisville & Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc.,
(PNC Bank N.A. LOC),
0.02%, 3/8/16	8,000	8,000
Louisville & Jefferson County Regional Airport Authority Revenue VRDB, Series A, UPS Worldwide Forwarding,
0.01%, 3/1/16	280	280
Louisville Regional Airport Authority Special Facilities Adjustable Revenue Bonds, Series A, BT-OH LLC Project,
(United Parcel Services, Inc. Gtd.),
0.01%, 3/1/16	21,200	21,200
Morehead League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	6,273	6,273
Williamstown League of Cities Revenue VRDB, Series B, Funding Trust Lease,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	1,895	1,895

		73,368

Louisiana - 1.4%
East Baton Rouge Parish IDB Revenue VRDB, Series B, Exxon Mobil Project,
0.01%, 3/1/16	12,200	12,200
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Series A, Go To The Show,
(FHLB of Dallas LOC),
0.01%, 3/8/16	5,305	5,305
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Series B,
(FHLB of Dallas LOC),
0.01%, 3/8/16	10,635	10,635
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.03%, 3/8/16	12,380	12,380
Louisiana State Public Facilities Authority MFH Revenue Refunding VRDB, Linlake Ventures Project,
(FHLMC LOC),
0.02%, 3/8/16	8,000	8,000
Louisiana State Public Facilities Authority Multifamily Revenue Refunding VRDB, Series 1988,
(FNMA LOC),
0.03%, 3/8/16	8,900	8,900

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Louisiana - 1.4% continued
Port New Orleans Board of Commerce Revenue Refunding VRDB,
(FHLB of Dallas LOC),
0.01%, 3/8/16	$8,200	$8,200

		65,620

Maryland - 2.0%
Maryland State Community Development Administration Department of Housing & Community Development MFH Revenue VRDB, Series G, Kirkwood Housing,
(FHLMC LOC),
0.01%, 3/8/16	8,000	8,000
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F,
(PNC Bank N.A. LOC),
0.01%, 3/8/16	9,060	9,060
Maryland State Health & Higher Educational Facilities Authority Adjustable Revenue Bonds, Series D, Pooled Loan Program,
(Bank of America N.A. LOC),
0.04%, 3/8/16	13,800	13,800
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Mercy Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.01%, 3/8/16	19,490	19,490
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series E, University of Maryland Medical System,
(Bank of Montreal LOC),
0.01%, 3/8/16	20,500	20,500
Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C, Qualified Airport (AMT),
(Wells Fargo Bank N.A. LOC),
0.02%, 3/8/16	20,400	20,400

		91,250

Massachusetts - 3.0%
Boston Water and Sewer Commission Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.12%, 5/17/16	6,250	6,250
Massachusetts School Building Authority Municipal Interest Bearing CP,
(Citibank N.A. LOC),
0.03%, 3/2/16	33,000	33,000
Massachusetts State Bay Transportation Authority Sales Tax Revenue VRDB, Series A-1,
0.01%, 3/8/16	18,000	18,000
Massachusetts State Development Finance Agency Housing Revenue VRDB, Cordis Mills LLC,
(FNMA Insured),
0.04%, 3/8/16	9,850	9,850
Massachusetts State Development Finance Agency MFH Revenue Refunding VRDB, Kensington Project,
(FNMA LOC),
0.05%, 3/8/16	13,350	13,350
Massachusetts State G.O. Limited RANS, Series C,
2.00%, 6/22/16	11,000	11,061
Massachusetts State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series K, Baystate Medical Center,
(Bank of America N.A. LOC),
0.01%, 3/8/16	4,500	4,500
Massachusetts State Housing Finance Agency Revenue VRDB, Series A, Princeton Westford Project,
(Bank of America N.A. LOC),
0.01%, 3/8/16	4,700	4,700
Massachusetts State Water Resources Authority General Revenue Refunding VRDB, Series E,
0.02%, 3/8/16	3,000	3,000
Massachusetts State Water Resources Authority General Revenue Refunding VRDB, Series F,
0.01%, 3/8/16	12,450	12,450
University of Massachusetts Building Authority Project Revenue VRDB, Series 1,
0.02%, 3/8/16	20,100	20,100

		136,261

Michigan - 1.9%
Michigan State Finance Authority Revenue Refunding VRDB, Series 22A, Student Loan,
(State Street Bank & Trust Co. LOC),
0.01%, 3/8/16	17,900	17,900

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Michigan - 1.9% continued
Michigan State Housing Development Authority Revenue VRDB, Series B (AMT),
0.02%, 3/8/16	$25,000	$25,000
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	17,000	17,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	9,500	9,500
Oakland University Revenue Refunding VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/8/16	19,300	19,300

		88,700

Minnesota - 2.1%
Coon Rapids IDR VRDB, Kurt Manufacturing Project,
(U.S. Bank N.A. LOC),
0.03%, 3/8/16	3,330	3,330
Crystal MFH Revenue Refunding VRDB, Calibre Chase Project,
(FHLMC LOC),
0.05%, 3/8/16	1,910	1,910
Minnesota State Office of Higher Education Revenue VRDB, Series B, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.02%, 3/8/16	17,000	17,000
Minnesota State Office of Higher Education Revenue VRDB, Supplemental Student,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	35,000	35,000
Minnesota State School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, Aid Anticipation Certificates of Indebtedness,
2.00%, 9/15/16	13,235	13,359
New Brighton Multifamily Revenue VRDB, Golden Pond Housing Project,
(FNMA LOC),
0.04%, 3/8/16	2,920	2,920
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.02%, 3/8/16	6,400	6,400
Owatonna Housing Revenue Refunding VRDB, Series 2003-A, Second Century,
(FHLB of Des Moines LOC),
0.04%, 3/8/16	2,455	2,455
Roseville Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project,
(FHLMC LOC),
0.02%, 3/8/16	13,600	13,600

		95,974

Mississippi - 1.2%
Jackson County Port Facility Adjustable Revenue Refunding Bonds, Chevron USA, Inc. Project,
0.01%, 3/1/16	13,500	13,500
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.01%, 3/1/16	8,000	8,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Series C, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.01%, 3/8/16	15,000	15,000
Mississippi State Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty,
(FHLB of Dallas LOC),
0.03%, 3/8/16	4,155	4,155
Mississippi State Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	12,935	12,935

		53,590

Missouri - 0.8%
Missouri State Development Finance Board Infrastructure Revenue VRDB, Series C, St. Louis Convention Center,
(U.S. Bank N.A. LOC),
0.01%, 3/1/16	3,600	3,600

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Missouri - 0.8% continued
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
0.01%, 3/1/16	$13,975	$13,975
Springfield IDA Revenue VRDB, ABEC, Inc. Project - Plant Expansion,
(U.S. Bank N.A. LOC),
0.05%, 3/8/16	5,365	5,365
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.01%, 3/8/16	4,000	4,000
St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project,
(BMO Harris Bank N.A. LOC),
0.03%, 3/1/16	11,315	11,315

		38,255

Nebraska - 0.7%
Nebraska State Investment Finance Authority SFH Revenue VRDB, Series B (AMT),
(Nebraska Investment Finance Authority Single Family Program LOC),
0.02%, 3/8/16	17,095	17,095
Nebraska State Investment Finance Authority SFH Revenue VRDB, Series D (AMT),
0.02%, 3/8/16	17,200	17,200

		34,295

Nevada - 2.7%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	4,535	4,535
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	12,300	12,300
Clark County Airport G.O. Limited Revenue Refunding VRDB, Sub Lien, Series A (AMT),
0.02%, 3/8/16	14,370	14,370
Clark County Department of Aviation Airport Revenue VRDB, Sub Lien, Series C-2 (AMT),
(State Street Bank & Trust Co. LOC),
0.02%, 3/8/16	16,950	16,950
Clark County Department of Aviation Airport Revenue VRDB, Sub Lien, Series D-2B,
(Royal Bank of Canada LOC),
0.01%, 3/8/16	13,000	13,000
Clark County IDR VRDB, Series A, Southwest Gas Corp.,
(Bank of America N.A. LOC),
0.03%, 3/8/16	11,500	11,500
Nevada State Housing Division Multi-Unit Housing Revenue VRDB, Series A, Studio 3 Project,
(Wells Fargo Bank N.A. LOC),
0.16%, 3/8/16	5,670	5,670
Nevada State Housing Division Multi-Unit Housing Revenue VRDB, Sonoma Palms,
(FNMA LOC),
0.02%, 3/8/16	16,300	16,300
Nevada State Housing Division Multi-Unit Housing Revenue VRDB, Southwest Village,
(FNMA LOC),
0.02%, 3/8/16	17,000	17,000
Nevada State Housing Revenue VRDB, Vista Creek Apartments,
(FHLB LOC),
0.09%, 3/8/16	11,415	11,415

		123,040

New Hampshire - 0.1%
New Hampshire State Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital,
(TD Bank N.A. LOC),
0.01%, 3/1/16	2,595	2,595

New Jersey - 0.6%
Hudson County Improvement Authority Revenue Bonds, Essential Purpose Pooled Governmental Loan Program,
(TD Bank N.A. LOC),
0.01%, 3/8/16	5,000	5,000
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding VRDB, Series G (AMT),
(Bank of America N.A. LOC),
0.03%, 3/8/16	4,000	4,000
Nuveen New Jersey Dividend Advantage Municipal Fund VRDP,
0.16%, 3/17/16(1)	10,300	10,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
New Jersey - 0.6% continued
Rutgers, The State University of New Jersey Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.09%, 4/18/16	$9,813	$9,813

		29,113

New Mexico - 0.3%
New Mexico State Finance Authority Transportation Adjustable Revenue Refunding Bonds, Sub Lien, Subseries A-1,
(State Street Bank & Trust Co. LOC),
0.01%, 3/8/16	5,175	5,175
New Mexico State Mortgage Finance Authority MFH Revenue VRDB, Series A, Villas San Ignacio,
(FHLMC LOC),
0.02%, 3/8/16	8,000	8,000

		13,175

New York - 10.9%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A-1,
0.75%, 6/1/16	28,000	28,037
Metropolitan Transportation Authority Revenue BANS, Subseries B1-F,
0.50%, 8/1/16	10,000	10,004
Metropolitan Transportation Authority Revenue Refunding VRDB, Subseries G-1G,
(TD Bank N.A. LOC),
0.01%, 3/8/16	3,270	3,270
Metropolitan Transportation Authority Revenue VRDB, Subseries E-2,
(Royal Bank of Canada LOC),
0.01%, 3/8/16	10,000	10,000
Nassau Health Care Corp. Revenue Bonds, Series C2,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	18,385	18,385
Nassau Health Care Corp. Revenue VRDB, Subseries D-2, Nassau County Gtd.,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	10,500	10,500
New York City Housing Development Corp. MFH Mortgage Adjustable Revenue Bonds, Series A, Granville Payne Apartments,
(Citibank N.A. LOC),
0.04%, 3/8/16	5,560	5,560
New York City Housing Development Corp. MFH Mortgage Revenue VRDB, Series A, 1405 Fifth Avenue Apartments,
(Citibank N.A. LOC),
0.04%, 3/8/16	4,690	4,690
New York City Housing Development Corp. MFH Mortgage Revenue VRDB, Series A, 550 East 170th Street Apartments,
(Citibank N.A. LOC),
0.04%, 3/8/16	5,500	5,500
New York City Housing Development Corp. MFH Mortgage Revenue VRDB, Series A, Susan’s Court,
(Citibank N.A. LOC),
0.04%, 3/8/16	24,000	24,000
New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, West 26th Street,
(FHLMC Insured),
0.01%, 3/8/16	13,500	13,500
New York City IDA Civic Facility Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 3/8/16	2,245	2,245
New York City IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/8/16	10,830	10,830
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Fiscal Subseries B-3,
0.01%, 3/1/16	5,000	5,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-2,
0.01%, 3/1/16	8,140	8,140
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Series AA4,
0.01%, 3/1/16	21,300	21,300
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Refunding VRDB, Series A-3,
0.01%, 3/1/16	16,235	16,235

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
New York - 10.9% continued
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Subseries E4,
0.01%, 3/1/16	$20,000	$20,000
New York City Water Municipal Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Fiscal 2016 Series AA,
0.01%, 3/1/16	14,000	14,000
New York City Water Municipal Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Fiscal 2016 Series AA-2,
0.01%, 3/1/16	14,250	14,250
New York G.O. Unlimited Adjustable Bonds, Fiscal 2008, Subseries J-5,
0.01%, 3/1/16	7,000	7,000
New York G.O. Unlimited Adjustable Bonds, Fiscal 2015, Subseries F4,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 3/8/16	14,400	14,400
New York G.O. Unlimited Adjustable Bonds, Fiscal 2015, Subseries F-7,
(Royal Bank of Canada LOC),
0.01%, 3/1/16	13,000	13,000
New York G.O. Unlimited Adjustable Bonds, Series A-5,
(Royal Bank of Canada LOC),
0.01%, 3/1/16	5,700	5,700
New York G.O. Unlimited Adjustable Bonds, Subseries I-7,
(Bank of America N.A. LOC),
0.01%, 3/8/16	17,000	17,000
New York G.O. Unlimited Adjustable Bonds, Subseries A-4,
(Bank of Montreal LOC),
0.01%, 3/8/16	14,000	14,000
New York G.O. Unlimited Adjustable Bonds, Subseries D-4,
(New York LOC),
0.01%, 3/1/16	13,420	13,420
New York G.O. Unlimited Adjustable Bonds, Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.01%, 3/1/16	8,000	8,000
New York G.O. Unlimited Adjustable Bonds, Subseries I-8,
0.01%, 3/1/16	9,500	9,500
New York State Energy Research & Development Authority Facilities Revenue VRDB, Subseries C-3, Consolidated Edison Co.,
(Mizuho Bank Ltd. LOC),
0.02%, 3/8/16	33,000	33,000
New York State Housing Finance Agency Revenue VRDB, Series A, BAM South Housing,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/8/16	15,250	15,250
New York State Housing Finance Agency Revenue VRDB, Series A, East 39th Street Housing,
(FNMA LOC),
0.02%, 3/8/16	21,000	21,000
New York State Housing Finance Agency Revenue VRDB, Series A, East 39th Street Housing,
(FNMA Insured),
0.02%, 3/8/16	21,700	21,700
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.01%, 3/8/16	3,000	3,000
New York State Housing Finance Agency Revenue VRDB, Series A2, Riverside Center 2,
(Bank of America N.A. LOC),
0.01%, 3/8/16	2,100	2,100
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding VRDB, Series 150 (AMT),
0.02%, 3/1/16	20,000	20,000
New York State Mortgage Agency Revenue VRDB, Series 129, Homeowner Mortgage (AMT),
0.01%, 3/8/16	27,400	27,400
New York State Urban Development Corp. Revenue Refunding VRDB, Series A-5, Service Contract,
(TD Bank N.A. LOC),
0.01%, 3/8/16	1,000	1,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
New York - 10.9% continued
Warren & Washington Counties IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project,
(Manufacturers & Traders Trust Co. LOC),
0.01%, 3/8/16	$9,075	$9,075

		500,991

North Carolina - 1.1%
Cleveland County Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	9,215	9,215
Forsyth County Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	10,360	10,360
Greensboro G.O. Unlimited Street Improvement VRDB,
0.02%, 3/8/16	10,000	10,000
Guilford County G.O. Unlimited VRDB, Series B,
0.03%, 3/8/16	200	200
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	5,970	5,970
University of North Carolina at Chapel Hill Revenue Bonds, Class A, Eagle No. 720053014,
0.02%, 3/8/16(1)	4,400	4,400
Yancey County Industrial Facilities & Pollution Control Finance Authority IDR VRDB, Altec Industries, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.07%, 3/8/16	8,500	8,500

		48,645

Ohio - 1.6%
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue VRDB, Series D-R, Museum of Art Project,
0.01%, 3/8/16	7,000	7,000
Columbus Regional Airport Authority Development Revenue VRDB, Series A, Flightsafety International, Inc. Project (AMT),
(Berkshire Hathaway Inc. Gtd.),
0.03%, 3/8/16	24,230	24,230
Columbus Regional Airport Authority Development Revenue VRDB, Series B, Flight Safety International, Inc. (AMT),
(Berkshire Hathaway Inc. Gtd.),
0.03%, 3/8/16	4,400	4,400
Franklin County Health Care Facilities Revenue VRDB, Series A, Ohio Presbyterian,
(PNC Bank N.A. LOC),
0.01%, 3/8/16	1,250	1,250
Grove City MFH Mortgage Revenue VRDB, Regency Arms Apartments,
(FNMA LOC),
0.03%, 3/8/16	9,015	9,015
Hamilton Electric System Revenue Refunding Notes,
(Ohio Market Access Program Gtd.),
0.43%, 9/27/16	7,000	7,000
Ohio State G.O. Unlimited Adjustable Bonds, Series B, Common Schools,
0.01%, 3/8/16	9,000	9,000
Ohio State Higher Educational Facility Commission Revenue VRDB, Antioch University,
(PNC Bank N.A. LOC),
0.02%, 3/8/16	8,810	8,810
Ross County Adjustable Revenue Bonds, Adena Health System,
(PNC Bank N.A. LOC),
0.02%, 3/8/16	3,700	3,700

		74,405

Oklahoma - 0.1%
Oklahoma State Water Resources Board Adjustable Revenue Bonds,
0.25%, 4/1/16	3,205	3,205

Oregon - 2.1%
Clackamas County Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	32,850	32,850

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Oregon - 2.1% continued
Oregon State Economic Development VRDB, Series 176, Cascade Steel,
(Wells Fargo Bank N.A. LOC),
0.06%, 3/8/16	$4,100	$4,100
Oregon State G.O. Limited TANS, Series A,
2.00%, 9/15/16	35,000	35,332
Oregon State Housing & Community Services Department Mortgage Revenue VRDB, Series C, SFM Program (AMT),
0.02%, 3/8/16	13,500	13,500
Port of Portland Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport,
(U.S. Bank N.A. LOC),
0.03%, 3/8/16	5,840	5,840
Salem Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	6,000	6,000

		97,622

Pennsylvania - 2.6%
Allegheny County IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.02%, 3/8/16	4,725	4,725
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.02%, 3/8/16	6,000	6,000
Bucks County IDA Hospital Revenue VRDB, Series B, Grand View Hospital,
(PNC Bank N.A. LOC),
0.01%, 3/8/16	9,800	9,800
Butler County IDA Revenue Refunding VRDB, Series A, Concordia Lutheran,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	5,340	5,340
Butler County IDA Revenue VRDB, Series A, Concordia Lutheran,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/8/16	3,615	3,615
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian,
(Manufacturers & Traders Trust Co. LOC),
0.03%, 3/8/16	11,475	11,475
Lancaster IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 3/8/16	6,290	6,290
Lower Merion School District G.O. Limited VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	4,600	4,600
Montgomery County Redevelopment Authority MFH Adjustable Revenue Bonds, Series A, Brookside Manor Apartments Project,
(FNMA LOC),
0.01%, 3/8/16	9,170	9,170
Nuveen Investment Quality Municipal Fund Tax-Exempt Preferred VRDP, Series 2,
0.11%, 3/8/16	17,000	17,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Series T2, AICUP Financing Program - York College of Pennsylvania Project,
0.55%, 5/2/16	6,910	6,910
Pennsylvania State Housing Finance Agency MFH Special Limited Obligation Revenue VRDB, Foxwood,
(FHLMC LOC),
0.02%, 3/8/16	5,900	5,900
Philadelphia G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	9,000	9,051
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series C-14,
(Royal Bank of Canada LOC),
0.02%, 3/8/16(1)	7,700	7,700
University of Pittsburgh of the Commonwealth System of Higher Education Panthers-Pitt Asset Revenue Notes,
2.00%, 8/2/16	10,000	10,071

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Pennsylvania - 2.6% continued
West Cornwall Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.02%, 3/8/16	$2,880	$2,880

		120,527

South Carolina - 0.2%
Columbia Waterworks & Sewer System Revenue VRDB,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/1/16	10,000	10,000

South Dakota - 0.1%
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	5,910	5,910

Tennessee - 1.4%
Blount County Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement,
(Knox County Gtd.),
0.02%, 3/8/16	5,150	5,150
Blount County Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement,
(Knox County Gtd.),
0.02%, 3/8/16	6,400	6,400
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project,
(FHLB of Cincinnati LOC),
0.01%, 3/8/16	5,970	5,970
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Multifamily Revenue Refunding VRDB, Timberlake Project,
(FNMA LOC),
0.02%, 3/8/16	8,600	8,600
Metropolitan Government Nashville & Davidson County IDB MFH Revenue VRDB, Arbor Crest LP,
(FNMA LOC),
0.01%, 3/8/16	12,750	12,750
Sevier County Health Educational & Housing Facilities Board MFH Revenue Bonds, Hallmark Rural Housing Portfolio,
(U.S. Treasury Escrowed),
0.50%, 9/1/16	26,028	26,028

		64,898

Texas - 8.2%
Atascosa County Industrial Development Corp. PCR Revenue Refunding VRDB, Series 2008, San Miguel Electric Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
0.04%, 3/8/16	9,600	9,600
Austin Water & Wastewater System Revenue Refunding VRDB,
(Citibank N.A. LOC),
0.02%, 3/8/16	4,765	4,765
Bexar County HFA Revenue Refunding VRDB, Altamonte Apartments Project,
(FNMA LOC),
0.03%, 3/8/16	3,500	3,500
Bexar County Housing Finance Corp. MFH Revenue Refunding VRDB, Palisades Park Apartments Project,
(FHLMC LOC),
0.01%, 3/8/16	3,880	3,880
Bexar County Housing Finance Corp. MFH Revenue VRDB, AMHA LLC Project,
(FNMA LOC),
0.02%, 3/8/16	4,605	4,605
Bexar County Housing Finance Corp. MFH Revenue VRDB, Series 2005-A, Summit Hills Apartments Project,
(FHLMC LOC),
0.02%, 3/8/16	3,500	3,500
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project,
0.04%, 3/8/16	12,200	12,200
City of Garland Municipal Interest Bearing CP,
(Citibank N.A. LOC),
0.04%, 3/10/16	5,000	5,000
City of Houston Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.04%, 3/8/16	20,000	20,000

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Texas - 8.2% continued
City of Houston Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.03%, 3/1/16	$10,000	$10,000
Clipper Tax-Exempt Certificate Trust Adjustable Revenue Bonds, Series 2009-56 Participation, Non AMT,
0.01%, 3/8/16(1)	16,120	16,120
Gulf Coast Waste Disposal Authority Adjustable Revenue Bonds, Exxon Mobil Project,
0.01%, 3/1/16	22,150	22,150
Gulf Coast Waste Disposal Authority Adjustable Revenue Refunding Bonds, Exxon Mobil Project,
0.01%, 3/1/16	15,200	15,200
Gulf Coast Waste Disposal Authority Revenue VRDB, Series A, Exxon Mobil Project,
0.01%, 3/1/16	16,240	16,240
Harris County Cultural Education Facilities Financial Corp. Special Facilities Revenue Refunding VRDB, Subseries B-2, Texas Medical Center,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 3/1/16	4,380	4,380
Harris County G.O. Unlimited Refunding Bonds, Series B,
(U.S. Treasury Escrowed),
5.00%, 10/1/16	15,835	16,257
Harris County Industrial Development Corp. Revenue Bonds,
0.01%, 3/1/16	7,800	7,800
Lower Neches Valley Authority Industrial Development Corp. Adjustable Revenue Bonds, Mobil Oil Refining Corp. Project,
0.01%, 3/1/16	15,500	15,500
Lubbock Independent School District G.O. Unlimited VRDB, Series A, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 3/8/16	5,645	5,645
Mansfield Industrial Development Corp. Revenue Bonds, Aces-Pier 1 Imports, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/8/16	9,500	9,500
Mesquite Independent School District G.O. Unlimited VRDB, Series A, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 3/8/16	5,485	5,485
Northwest Independent School District G.O. Unlimited VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 3/8/16	500	500
Panhandle Regional Housing Finance Agency Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.01%, 3/8/16	7,000	7,000
Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.02%, 3/8/16	7,700	7,700
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.02%, 3/8/16	20,000	20,000
Port Arthur Navigation District Multi-Mode Revenue VRDB, Series B, ATOFINA,
(Total S.A. Gtd.),
0.04%, 3/8/16	10,000	10,000
Southeast Texas State Housing Finance Revenue VRDB, Mansions at Moses Lake Apartment,
(FHLMC LOC),
0.03%, 3/8/16	5,000	5,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Series C-1, Christus Health,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 3/8/16	8,285	8,285
Tarrant County Housing Financial Corp. MFH Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.01%, 3/8/16	1,790	1,790
Texas State Affordable Housing Corp. MFH Adjustable Revenue Bonds, Gateway Northwest Project,
(U.S. Treasury Escrowed),
0.50%, 3/1/16	11,500	11,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Texas - 8.2% continued
Texas State Department of Housing & Community Affairs MFH Adjustable Revenue Bonds, Waters Willow Run Apartments,
(U.S. Treasury Escrowed),
0.40%, 4/1/16	$14,500	$14,500
Texas State Department of Housing & Community Affairs MFH Revenue VRDB, Series A-1, Timber Point Apartments,
(FHLMC LOC),
0.04%, 3/8/16	5,630	5,630
Texas State Department of Housing & Community Affairs MFH Revenue VRDB, Tower Ridge Apartments,
(FNMA LOC),
0.07%, 3/8/16	15,000	15,000
Texas State Department of Housing & Community Affairs Mortgage Revenue VRDB, Series D (AMT),
0.03%, 3/8/16	7,500	7,500
Texas State Refunding G.O. Unlimited Bonds, Veterans Housing Assistance Fund,
0.03%, 3/8/16	8,945	8,945
University of Houston Revenue VRDB,
0.02%, 3/8/16	2,070	2,070
University of Texas Revenue Refunding VRDB, Series B, Financing System,
0.01%, 3/8/16	14,900	14,900
University of Texas System Municipal Interest Bearing CP,
0.03%, 3/3/16	21,000	21,000
University of Texas System Revenue Refunding VRDB, Series B,
0.01%, 3/8/16	4,000	4,000

		376,647

Utah - 0.3%
Utah State Housing Corp. MFH Revenue VRDB, Series A, Timbergate,
(FHLMC LOC),
0.06%, 3/8/16	3,125	3,125
Utah State Housing Corp. SFM Finance Agency Revenue VRDB, Series C-1 (AMT),
0.04%, 3/8/16	2,510	2,510
Utah State Housing Corp. SFM Revenue VRDB, Series A-1, Class I (AMT),
0.04%, 3/8/16	4,305	4,305
Utah State Housing Corp. SFM Revenue VRDB, Series F-1, Class I (AMT),
0.04%, 3/8/16	4,045	4,045

		13,985

Virginia - 0.4%
Fairfax County Redevelopment & Housing Authority MFH Revenue Bonds, The Residences at Government Center II Project,
(U.S. Treasury Escrowed),
0.40%, 4/1/16	13,000	13,000
Lynchburg IDA Revenue VRDB, Series B, Hospital Central Health,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	3,535	3,535
Virginia State College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.01%, 3/8/16	2,200	2,200

		18,735

Washington - 1.2%
Washington State Housing Finance Commission MFH Revenue VRDB, Series A, Alderwood Court Apartments,
(FHLMC LOC),
0.03%, 3/8/16	5,350	5,350
Washington State Housing Finance Commission MFH Revenue VRDB, Series A, Country Club Apartments,
(U.S. Bank N.A. LOC),
0.03%, 3/1/16	9,690	9,690
Washington State Housing Finance Commission MFH Revenue VRDB, Series A, Holly Village Senior Living (AMT),
(FNMA LOC),
0.03%, 3/8/16	6,500	6,500
Washington State Housing Finance Commission MFH Revenue VRDB, Series A, Pacific Inn Apartments Project,
(U.S. Bank N.A. LOC),
0.02%, 3/8/16	3,330	3,330
Washington State Housing Finance Commission Revenue VRDB, CAC Portfolio Projects,
(U.S. Treasury Escrowed),
0.50%, 10/1/16	6,450	6,450

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Washington - 1.2% continued
Washington State Housing Finance Commission Revenue VRDB, Reserve at Renton Apartments Project,
(FHLB LOC),
0.02%, 3/8/16	$8,000	$8,000
Washington State Housing Finance Commission Revenue VRDB, Reserve at SeaTac Apartments Project,
(FHLB of San Francisco LOC),
0.02%, 3/8/16	5,500	5,500
Washington State Housing Finance Commission SFM Revenue Bonds, Series 2A, Single Family Program (AMT),
(FHLMC LOC),
0.03%, 3/8/16	6,625	6,625
Washington State Housing Finance Commission VRDB, Series A, Whisperwood Apartments Project,
(FNMA LOC),
0.03%, 3/8/16	4,650	4,650

		56,095

West Virginia - 0.5%
West Virginia State Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.02%, 3/8/16	15,710	15,710
West Virginia State Hospital Finance Authority Revenue VRDB, Series A, Charleston Area Medical Center,
(Branch Banking & Trust Co. LOC),
0.03%, 3/8/16	6,310	6,310

		22,020

Wisconsin - 1.1%
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.01%, 3/8/16	860	860
Milwaukee Revenue RANS, Series M7,
2.00%, 6/30/16	30,000	30,176
Wisconsin State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/8/16	3,480	3,480
Wisconsin State Housing & EDA Revenue VRDB, Series B,
0.03%, 3/8/16	5,200	5,200
Wisconsin State Housing & EDA Revenue VRDB, Series C, Non AMT,
0.02%, 3/8/16	5,500	5,500
Wisconsin State Housing & EDA Revenue VRDB, Series D,
0.05%, 3/8/16	7,430	7,430

		52,646

Wyoming - 1.0%
Lincoln County PCR Adjustable Revenue Bonds, Series A, Exxon Mobil Project,
0.01%, 3/1/16	10,180	10,180
Lincoln County PCR Refunding VRDB, Exxon Mobil Project (AMT),
0.01%, 3/1/16	16,500	16,500
Sublette County PCR Refunding VRDB, Exxon Mobil Project (AMT),
0.01%, 3/1/16	18,000	18,000

		44,680

Municipal States Pooled Securities - 7.8%
FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M015, Class A,
(FHLMC LOC),
0.04%, 3/8/16(2)	61,375	61,375
FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M019, Class A,
(FHLMC LOC),
0.04%, 3/8/16(2)	14,990	14,990
FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M020, Class A,
(FHLMC LOC),
0.04%, 3/8/16(2)	19,060	19,060
FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M021, Class A,
(FHLMC LOC),
0.04%, 3/8/16(2)	62,975	62,975
FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M024, Class A,
0.04%, 3/8/16(2)	16,845	16,845

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Municipal States Pooled Securities - 7.8% continued
FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M031, Class A,
(FHLMC LOC),
0.02%, 3/8/16(1) (2)	$11,400	$11,400
FHLMC Multifamily Variable Rate Certificates Revenue VRDB, Series M017, Class A,
(FHLMC LOC),
0.03%, 3/8/16(1) (2)	41,900	41,900
FHLMC Multifamily Variable Rate Certificates Revenue VRDB, Series M033-V,
(FHLMC LOC),
0.02%, 3/8/16(2)	10,535	10,535
FHLMC Multifamily Variable Rate Certificates Revenue VRDB, Series MO28, Class A,
0.03%, 3/8/16(2)	43,890	43,890
Nuveen Dividend Advantage Municipal Fund 2 Tax-Exempt Preferred VRDP, Series 2,
0.10%, 3/8/16(1)	10,000	10,000
Nuveen Municipal Market Opportunity Fund, Inc. Tax-Exempt Preferred Adjustable VRDP, Series 1,
0.10%, 3/8/16(1)	42,400	42,400
Sun America Trust Various States Revenue VRDB, Series 2,
(FHLMC LOC),
0.07%, 3/8/16	21,700	21,700

		357,070

Total Municipal Investments (Cost $4,569,290)		4,569,290

U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bill - 2.2%
0.48%, 7/14/16	100,000	99,818

Total U.S. Government Obligations (Cost $99,818)		99,818

Total Investments - 101.5% (Cost $4,669,108)(3)		4,669,108

Liabilities less Other Assets - (1.5)%		(69,459)

NET ASSETS - 100.0%		$4,599,649

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(3)	The cost for federal income tax purposes was approximately $4,669,108,000.

Percentages shown are based on Net Assets.

At February 29, 2016, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	30.0%
Hospital	9.8
Transportation	7.2
IDB & PCR	7.1
University	6.3
County	5.7
All other sectors less than 5%	33.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio(1)	$—	$4,669,108	$—	$4,669,108

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMHA - Akron Metropolitan Housing Authority

AMT - Alternative Minimum Tax

BANS - Bonds Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

ROCS - Reset Option Certificates

SFH - Single Family Housing

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 2.7%
ABS Other - 2.7%
Kells Funding LLC,
0.31%, 3/1/16(1)	$30,000	$30,000
0.31%, 3/2/16(1)	18,000	18,000
0.63%, 6/1/16(1)	29,000	28,952
Ridgefield Funding Co. LLC,
0.59%, 3/30/16(1) (2)	5,000	5,000
Victory Receivables Corp.,
0.50%, 3/1/16	11,000	11,000

		92,952

Total ABS Commercial Paper (Cost $92,952)		92,952

ASSET-BACKED SECURITIES - 0.2%
ABS Other - 0.2%
Dell Equipment Finance Trust, Series 2015-2,
0.53%, 5/12/16(1)	6,577	6,577

Total Asset-Backed Securities (Cost $6,577)		6,577

CERTIFICATES OF DEPOSIT - 32.3%
Banking - 32.3%
Australia and New Zealand Banking,
0.50%, 3/31/16	28,000	28,000
0.62%, 5/27/16	18,000	18,000
0.65%, 6/22/16	28,000	28,000
Bank of America N.A.,
0.72%, 4/4/16, FRCD	10,000	10,000
Bank of America N.A., New York Branch,
0.60%, 5/13/16	15,000	15,000
0.68%, 5/18/16	25,000	25,000
Bank of Montreal, Chicago Branch,
0.65%, 4/1/16	25,000	25,000
0.67%, 5/16/16, FRCD	5,000	5,000
Bank of Montreal, London Branch,
0.42%, 3/1/16	38,000	38,000
Bank of Nova Scotia, Houston Branch,
0.68%, 3/2/16, FRCD(2)	25,000	25,000
0.78%, 3/21/16, FRCD(2)	18,000	18,000
0.53%, 5/2/16	20,000	20,000
Bank of Nova Scotia, Houston,
0.58%, 3/1/16, FRCD(2)	20,000	20,000
0.54%, 3/10/16, FRCD	6,000	6,000
0.66%, 4/1/16, FRCD	14,000	14,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.40%, 3/10/16	30,000	30,000
Bank of Tokyo-Mitsubishi UFJ, New York,
0.44%, 3/22/16	20,000	20,000
0.70%, 6/29/16	25,000	25,000
Canadian Imperial Bank of Commerce,
0.60%, 3/18/16, FRCD	28,000	28,000
Citibank N.A.,
0.65%, 5/16/16	20,000	20,000
0.65%, 6/2/16	19,000	19,000
Citibank N.A., New York Branch,
0.65%, 5/19/16	25,000	25,000
Commonwealth Bank of Australia, London,
0.31%, 3/1/16	25,000	25,000
Credit Agricole Corporate and Investment Bank, New York,
0.74%, 6/3/16	21,000	21,000
Credit Industriel et Commercial, New York,
0.65%, 4/1/16	18,000	18,000
0.65%, 4/19/16	14,000	14,000
Credit Suisse A.G., New York Branch,
0.95%, 7/12/16	26,000	26,000
0.97%, 8/5/16	28,000	28,000
Mitsubishi UFJ Trust & Banking Corp.,
0.63%, 5/16/16	24,000	24,000
Mizuho Bank Ltd., London Branch,
0.69%, 5/3/16	12,000	12,000
0.68%, 5/23/16	21,000	21,000
Natixis S.A., New York Branch,
0.68%, 6/3/16	20,000	20,000
Norinchukin Bank, New York Branch,
0.62%, 6/1/16	15,000	15,000
Rabobank Nederland, London Branch,
0.38%, 3/9/16	30,000	30,000
Rabobank Nederland, New York Branch,
0.54%, 3/8/16	30,000	30,001
0.82%, 8/16/16	15,000	15,000
Royal Bank of Canada, New York Branch,
0.89%, 9/2/16	22,000	22,000
0.96%, 11/22/16	10,000	10,000
Royal Bank of Canada, New York,
0.56%, 3/18/16, FRCD	8,000	8,000
0.65%, 5/4/16, FRCD	5,000	5,000
Shizuoka Bank Ltd., New York Branch,
0.71%, 5/18/16	12,000	12,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.3% continued
Banking - 32.3% continued
Skandinaviska Enskilda Banken AB,
0.40%, 3/18/16	$15,000	$15,000
State Street Bank & Trust Co.,
0.73%, 6/27/16	30,000	30,000
Sumitomo Mitsui Banking Corp., New York,
0.48%, 3/16/16	10,000	10,000
Sumitomo Mitsui Trust Bank Ltd.,
0.70%, 3/21/16	15,000	15,000
0.82%, 5/31/16	25,000	25,000
Toronto Dominion Bank, New York Branch,
0.78%, 3/16/16, FRCD(2)	20,000	20,000
Toronto Dominion Bank, New York,
0.50%, 4/5/16	30,000	30,000
0.66%, 5/12/16, FRCD	8,000	8,000
0.86%, 8/29/16	25,000	25,000
Wells Fargo Bank N.A.,
0.56%, 3/2/16, FRCD(2)	2,500	2,499
0.78%, 3/8/16, FRCD(2)	20,000	20,000
0.71%, 3/22/16, FRCD(2)	11,000	11,000
0.63%, 5/2/16	25,000	25,000
0.85%, 7/21/16	11,000	11,003
0.85%, 7/28/16	15,000	15,000
0.85%, 8/1/16	20,000	20,000
Westpac Banking Corp, New York Branch,
1.01%, 6/1/16, FRCD(2)	10,000	10,000

		1,110,503

Total Certificates of Deposit (Cost $1,110,503)		1,110,503

COMMERCIAL PAPER - 13.8%
Automotive - 0.4%
Toyota Motor Credit Corp.,
0.66%, 4/21/16	15,000	14,986

Banking - 7.5%
Australia and New Zealand Banking Group,
0.76%, 4/18/16(1)	13,000	13,001
Bank of Nova Scotia,
0.62%, 4/11/16	25,000	24,982
Commonwealth Bank of Australia, New York,
1.01%, 5/31/16(1) (2)	24,000	24,000
ING US Funding LLC,
0.44%, 3/3/16	30,000	29,999
0.61%, 4/4/16	20,000	19,989
Lloyds Bank PLC,
0.60%, 5/11/16	17,000	16,980
National Australia Bank Ltd.,
0.41%, 3/1/16	65,000	65,000
0.72%, 4/21/16(1)	20,000	19,980
Sumitomo Mitsui Trust Bank Ltd.,
0.51%, 3/18/16(1)	28,000	27,993

Westpac Banking Corp.,
0.82%, 8/24/16(1)	16,000	15,937

		257,861

Brokerage - 0.8%
JP Morgan Securities LLC,
0.86%, 7/26/16	27,000	26,906

Foreign Agencies - 3.2%
Caisse Des Depots Et Consignations,
0.34%, 3/3/16	15,000	15,000
0.61%, 6/1/16(1)	16,000	15,975
Korea Development Bank,
0.70%, 6/21/16	50,000	49,893
Nederlandse Waterschapsbank N.V.,
0.64%, 5/25/16(1)	30,000	29,954

		110,822

Healthcare - 0.9%
Catholic Health Initiatives,
0.66%, 5/11/16	30,000	29,962

Pharmaceuticals - 1.0%
Pfizer, Inc.,
0.54%, 3/28/16(1)	36,000	35,984

Total Commercial Paper (Cost $476,521)		476,521

CORPORATE NOTES/BONDS - 1.3%
Banking - 0.0%
Bank of Nova Scotia,
2.90%, 3/29/16	1,000	1,002

Foreign Agencies - 0.7%
Export Development Canada,
0.44%, 3/1/16, FRN(1) (2)	12,000	12,000
0.47%, 3/1/16, FRN(1) (2)	2,000	2,000
0.38%, 3/18/16, FRN(2)	11,000	10,999

		24,999

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 1.3% continued
Retailers - 0.3%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	$8,000	$8,098

Supranational - 0.3%
International Bank for Reconstruction & Development,
0.47%, 3/1/16, FRN(2)	9,000	9,000

Total Corporate Notes/Bonds (Cost $43,099)		43,099

EURODOLLAR TIME DEPOSITS - 13.3%
Banking - 13.3%
Credit Industriel et Commercial,
0.29%, 3/1/16	100,000	100,000
DNB Bank ASA, Grand Cayman Branch,
0.29%, 3/1/16	47,860	47,860
Natixis, Grand Cayman Branch,
0.30%, 3/1/16	60,000	60,000
Nordea Bank Finland PLC, Grand Cayman,
0.28%, 3/1/16	150,000	150,000
Shizuoka Bank Ltd., New York Branch,
0.44%, 3/1/16	25,000	25,000
Svenska Handelsbanken AB, Cayman Islands,
0.28%, 3/1/16	75,000	75,000

		457,860

Total Eurodollar Time Deposits (Cost $457,860)		457,860

MEDIUM TERM NOTES - 0.6%
Finance Companies - 0.6%
GE Capital International Funding Co.,
0.96%, 4/15/16(1)	19,093	19,104

Total Medium Term Notes (Cost $19,104)		19,104

U.S. GOVERNMENT AGENCIES - 11.6%(3)
Federal Farm Credit Bank - 5.3%
FFCB Discount Notes,
0.68%, 8/29/16	5,000	4,983
0.37%, 9/29/16	30,000	29,936
0.36%, 10/3/16	9,000	8,980
0.76%, 10/26/16	5,000	4,975
FFCB FRN,
0.40%, 3/6/16(2)	10,000	10,000
0.41%, 3/10/16(2)	20,000	19,999
0.43%, 3/19/16(2)	19,475	19,476
0.39%, 3/20/16(2)	9,000	9,000
0.41%, 3/20/16(2)	15,000	15,000
0.42%, 3/22/16(2)	3,000	3,000
0.39%, 3/28/16(2)	15,000	15,000
0.46%, 3/29/16(2)	5,000	4,999
0.45%, 3/30/16(2)	20,000	20,003
0.48%, 3/30/16(2)	15,000	14,999

		180,350

Federal Home Loan Bank - 5.2%
FHLB Discount Notes,
0.43%, 4/29/16	60,000	59,958
0.31%, 6/3/16	5,000	4,996
FHLB FRN,
0.37%, 3/14/16(2)	20,000	20,000
0.38%, 3/17/16(2)	15,000	15,000
0.38%, 3/19/16(2)	20,000	20,000
0.38%, 3/22/16(2)	20,000	20,000
0.38%, 3/24/16(2)	15,000	15,000
0.40%, 3/26/16(2)	10,000	10,000
0.48%, 5/13/16(2)	15,000	14,998

		179,952

Federal Home Loan Mortgage Corporation - 0.4%
FHLMC FRN,
0.42%, 3/16/16(2)	15,000	15,000

Federal National Mortgage Association - 0.7%
FNMA Bond,
5.25%, 9/15/16	10,000	10,260
FNMA FRN,
0.44%, 3/5/16(2)	5,000	4,998
0.45%, 3/26/16(2)	10,000	9,999

		25,257

Total U.S. Government Agencies (Cost $400,559)		400,559

U.S. GOVERNMENT OBLIGATIONS - 7.1%
U.S. Treasury Bill - 0.2%
0.23%, 9/15/16	7,000	6,991

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 7.1% continued
U.S. Treasury Floating Rate Notes - 5.2%
0.37%, 3/1/16(2)	$39,000	$39,000
0.39%, 3/1/16(2)	37,662	37,662
0.40%, 3/1/16(2)	56,000	55,986
0.49%, 3/1/16(2)	31,000	30,990
0.59%, 3/1/16(2)	14,000	13,994

		177,632

U.S. Treasury Notes - 1.7%
0.63%, 10/15/16	7,000	7,012
0.38%, 10/31/16	7,000	7,001
0.63%, 11/15/16	15,000	15,013
0.50%, 11/30/16	31,000	31,009

		60,035

Total U.S. Government Obligations (Cost $244,658)		244,658

MUNICIPAL INVESTMENTS - 0.7%
Kentucky - 0.2%
Kentucky State Housing Corp. Taxable Revenue VRDB, Series O,
0.38%, 3/8/16	6,080	6,080

Vermont - 0.5%
Vermont EDA Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.48%, 4/15/16	18,000	18,000

Total Municipal Investments (Cost $24,080)		24,080

Investments, at Amortized Cost ($2,875,913)		2,875,913

REPURCHASE AGREEMENTS - 16.4%
Joint Repurchase Agreement - 0.6%(4)
Bank of America Securities LLC, dated 2/29/16, repurchase price $10,952
0.25%, 3/7/16	10,952	10,952
Societe Generale, New York Branch, dated 2/29/16, repurchase price $10,952
0.34%, 3/7/16	10,951	10,951

		21,903

Repurchase Agreements - 15.8%(5)
Citigroup Global Markets, Inc., dated 2/29/16, repurchase price $100,001
0.26%, 3/1/16	100,000	100,000
0.31%, 3/1/16	100,000	100,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $15,008
0.53%, 4/4/16	15,000	15,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $15,027
0.68%, 6/3/16	15,000	15,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $250,002
0.31%, 3/1/16	250,000	250,000
JPMorgan Securities LLC, dated 2/29/16, repurchase price $63,039
0.68%, 5/30/16	63,000	63,000

		543,000

Total Repurchase Agreements (Cost $564,903)		564,903

Total Investments - 100.0% (Cost $3,440,816)(6)		3,440,816

Other Assets less Liabilities - 0.0%		788

NET ASSETS - 100.0%		$3,441,604

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$9,103	3.13%	8/15/44
U.S. Treasury Notes	$13,268	0.13%	4/15/16 - 4/15/19

Total	$22,371

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$16,208	Not Applicable	Not Applicable
Corporate Bonds	$83,467	0.00% - 9.50%	3/28/16 - 3/15/72
FNMA	$257,503	1.53% - 5.57%	7/1/18 - 2/1/46
U.S. Treasury Bonds	$102,000	2.38%	1/15/25
U.S. Treasury Notes	$102,000	0.50% - 2.13%	7/31/17 - 6/30/21

Total	$561,178

(6)	The cost for federal income tax purposes was approximately $3,440,816,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio(1)	$—	$3,440,816	$—	$3,440,816

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

CP - Commercial Paper

EDA - Economic Development Authority

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

LOC - Letter of Credit

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 6.1%
ABS Other - 6.1%
Barton Capital S.A.,
0.64%, 4/7/16(1)	$24,000	$23,985
0.65%, 5/9/16(1)	60,000	59,926
Collateralized Commercial Paper II Co.,
0.53%, 4/6/16	30,000	29,984
Kells Funding LLC,
0.31%, 3/2/16(1)	48,000	48,000
0.63%, 6/1/16(1)	39,000	38,936
0.60%, 6/11/16(1)	22,000	21,963
MetLife Short Term Funding LLC,
0.44%, 3/3/16(1)	28,000	27,999
Old Line Funding LLC,
0.68%, 4/5/16(1)	31,000	30,980
Victory Receivables Corp.,
0.50%, 3/1/16	17,000	17,000
0.50%, 3/15/16(1)	18,000	17,997
0.44%, 3/16/16(1)	25,000	24,995

		341,765

Total ABS Commercial Paper (Cost $341,765)		341,765

ASSET-BACKED SECURITIES - 0.2%
ABS Other - 0.2%
Dell Equipment Finance Trust, Series 2015-2,
0.53%, 5/12/16(1)	11,130	11,130

Total Asset-Backed Securities (Cost $11,130)		11,130

CERTIFICATES OF DEPOSIT - 35.8%
Banking - 35.8%
Australia and New Zealand Banking,
0.50%, 3/31/16	45,000	45,000
0.62%, 5/27/16	35,000	35,000
0.65%, 6/22/16	55,000	55,000
Bank of America N.A.,
0.72%, 4/4/16, FRCD	15,000	15,000
Bank of America N.A., New York Branch,
0.60%, 5/13/16	40,000	40,000
0.68%, 5/18/16	45,000	45,000
Bank of Montreal, Chicago Branch,
0.67%, 5/16/16, FRCD	10,000	10,000
Bank of Montreal, London Branch,
0.42%, 3/1/16	55,000	55,000
Bank of Nova Scotia, Houston Branch,
0.61%, 3/1/16, FRCD(2)	2,000	2,000
0.78%, 3/21/16, FRCD(2)	30,000	30,000
0.46%, 4/18/16	5,000	5,000
0.53%, 5/2/16	82,000	82,000
Bank of Nova Scotia, Houston,
0.58%, 3/1/16, FRCD(2)	5,000	5,000
0.54%, 3/10/16, FRCD	6,000	6,000
0.66%, 4/1/16, FRCD	7,000	7,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.40%, 3/10/16	32,000	32,000
Bank of Tokyo-Mitsubishi UFJ, New York,
0.70%, 6/29/16	40,000	40,000
BNP Paribas S.A., New York Branch,
0.67%, 6/1/16	40,000	40,000
Canadian Imperial Bank of Commerce,
0.60%, 3/18/16, FRCD	48,000	48,000
0.78%, 7/25/16	50,000	50,000
Citibank N.A.,
0.65%, 5/16/16	28,000	28,000
0.65%, 6/2/16	29,000	29,000
0.71%, 7/8/16	36,000	36,000
0.71%, 7/18/16	50,000	50,000
Citibank N.A., New York Branch,
0.65%, 5/19/16	35,000	35,000
Commonwealth Bank of Australia, London,
0.31%, 3/1/16	60,000	60,000
Credit Agricole Corporate and Investment Bank, New York,
0.74%, 6/3/16	31,000	31,000
Credit Industriel et Commercial, New York,
0.65%, 4/1/16	25,000	25,000
0.65%, 4/19/16	20,000	20,000
Credit Suisse A.G., New York Branch,
0.95%, 7/12/16	34,000	34,000
0.97%, 8/5/16	17,000	17,000
DNB Nor Bank ASA, New York Branch,
0.81%, 7/14/16	36,000	36,009
Mitsubishi UFJ Trust & Banking Corp.,
0.63%, 5/16/16	41,000	41,000
Mizuho Bank Ltd., London Branch,
0.69%, 5/3/16	16,000	16,000
0.68%, 5/23/16	30,000	30,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 35.8% continued
Banking - 35.8% continued
Natixis S.A., New York Branch,
0.68%, 6/3/16	$80,000	$79,998
0.66%, 6/6/16	25,000	25,000
Norinchukin Bank, New York Branch,
0.62%, 6/1/16	55,000	55,000
Rabobank Nederland, London Branch,
0.38%, 3/9/16	60,000	60,000
Royal Bank of Canada, New York,
0.56%, 3/18/16, FRCD	25,000	25,000
0.65%, 5/4/16, FRCD	10,000	10,000
Shizuoka Bank Ltd., New York Branch,
0.71%, 5/18/16	21,000	21,000
Skandinaviska Enskilda Banken AB,
0.40%, 3/18/16	15,000	15,000
Societe Generale, New York Branch,
0.62%, 5/9/16	100,000	100,000
State Street Bank & Trust Co.,
0.73%, 6/27/16	48,000	48,000
Sumitomo Mitsui Banking Corp., New York,
0.48%, 3/16/16	34,000	34,000
Sumitomo Mitsui Trust Bank Ltd.,
0.82%, 5/31/16	40,000	40,001
Toronto Dominion Bank, New York Branch,
0.78%, 3/16/16, FRCD(2)	35,000	35,000
Toronto Dominion Bank, New York,
0.66%, 5/12/16, FRCD	32,000	32,000
0.78%, 7/29/16	60,000	60,000
Wells Fargo Bank N.A.,
0.68%, 3/8/16, FRCD	12,000	12,000
0.78%, 3/8/16, FRCD(2)	65,000	65,000
0.71%, 3/22/16, FRCD(2)	20,000	20,000
0.63%, 5/2/16	20,000	20,000
0.67%, 5/12/16, FRCD(2)	45,000	45,000
0.85%, 7/21/16	52,000	52,016
0.85%, 8/1/16	25,000	25,000

		2,014,024

Total Certificates of Deposit (Cost $2,014,024)		2,014,024

COMMERCIAL PAPER - 10.8%
Banking - 6.7%
Australia and New Zealand Banking Group,
0.76%, 4/18/16(1)	23,000	23,001
Bank of Nova Scotia,
0.62%, 4/11/16	45,000	44,968
Bank of Nova Scotia, Toronto Branch,
0.65%, 3/25/16(1) (2)	10,000	10,000
Commonwealth Bank of Australia, Sydney,
0.60%, 3/15/16(1)	50,000	50,000
ING US Funding LLC,
0.44%, 3/3/16	45,000	44,999
0.61%, 4/4/16	38,000	37,978
Lloyds Bank PLC,
0.60%, 5/11/16	38,000	37,956
National Australia Bank Ltd.,
0.59%, 3/8/16(1)	50,000	50,000
0.75%, 6/9/16(1)	40,000	39,918
Sumitomo Mitsui Trust Bank Ltd.,
0.51%, 3/18/16(1)	40,000	39,991

		378,811

Brokerage - 0.7%
JP Morgan Securities LLC,
0.86%, 7/26/16	41,000	40,858

Foreign Agencies - 2.6%
Caisse Des Depots Et Consignations,
0.34%, 3/3/16	23,000	22,999
0.60%, 5/17/16	16,000	15,980
0.61%, 6/1/16(1)	24,000	23,963
Korea Development Bank,
0.70%, 6/2/16	30,000	29,946
0.70%, 6/21/16	50,000	49,893

		142,781

Pharmaceuticals - 0.8%
Pfizer, Inc.,
0.54%, 3/28/16(1)	47,000	46,979

Total Commercial Paper (Cost $609,429)		609,429

CORPORATE NOTES/BONDS - 2.6%
Automotive - 0.6%
Toyota Motor Credit Corp.,
0.52%, 3/14/16, FRN(2)	35,000	35,000

Banking - 0.7%
Bank of Nova Scotia,
2.90%, 3/29/16	1,000	1,002

LIQUID ASSETS PORTFOLIO     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 2.6% continued
Banking - 0.7% continued
1.38%, 7/15/16	$25,000	$25,054
Royal Bank of Canada,
0.83%, 3/8/16, FRN	6,000	6,000
US Bank N.A.,
0.74%, 4/22/16, FRN	5,300	5,301

		37,357

Consumer Products - 0.2%
Kimberly-Clark Corp.,
0.74%, 5/16/16, FRN(2)	2,700	2,700
0.67%, 5/19/16, FRN	9,595	9,596

		12,296

Diversified Manufacturing - 0.2%
General Electric Capital Corp.,
1.49%, 5/9/16, FRN	7,110	7,121
General Electric Co.,
1.27%, 4/12/16, FRN(2)	5,000	5,012

		12,133

Foreign Agencies - 0.4%
Export Development Canada,
0.44%, 3/1/16, FRN(1) (2)	7,000	7,000
0.47%, 3/1/16, FRN(1) (2)	5,000	5,000
0.38%, 3/18/16, FRN(2)	11,000	11,000

		23,000

Retailers - 0.2%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	13,000	13,159

Supranational - 0.3%
International Bank for Reconstruction & Development,
0.47%, 3/1/16, FRN(2)	15,000	14,999

Total Corporate Notes/Bonds (Cost $147,944)		147,944

EURODOLLAR TIME DEPOSITS - 15.3%
Banking - 15.3%
Australia and New Zealand Banking,
0.29%, 3/1/16	85,000	85,000
Credit Industriel et Commercial,
0.29%, 3/1/16	200,000	200,000
DNB Bank ASA, Grand Cayman Branch,
0.29%, 3/1/16	60,000	60,000
Nordea Bank Finland PLC, Grand Cayman,
0.28%, 3/1/16	200,000	200,000
Shizuoka Bank Ltd., New York Branch,
0.44%, 3/1/16	41,000	41,000
Svenska Handelsbanken AB, Cayman Islands,
0.28%, 3/1/16	175,000	175,000
Swedbank AB,
0.29%, 3/1/16	100,000	100,000

		861,000

Total Eurodollar Time Deposits (Cost $861,000)		861,000

U.S. GOVERNMENT AGENCIES - 8.6%(3)
Federal Farm Credit Bank - 4.1%
FFCB Discount Notes,
0.38%, 9/28/16	25,000	24,946
0.36%, 10/3/16	15,000	14,968
0.39%, 10/7/16	25,000	24,943
0.63%, 11/29/16	50,000	49,765
FFCB FRN,
0.43%, 3/2/16(2)	10,000	9,999
0.40%, 3/6/16(2)	25,000	24,999
0.44%, 3/13/16(2)	5,000	4,999
0.43%, 3/19/16(2)	9,000	9,000
0.41%, 3/20/16(2)	25,000	25,000
0.39%, 3/28/16(2)	25,000	25,000
0.46%, 3/29/16(2)	5,000	4,999
0.45%, 3/30/16(2)	11,000	11,001

		229,619

Federal Home Loan Bank - 3.3%
FHLB Bond,
0.50%, 9/28/16	5,000	5,004
FHLB FRN,
0.40%, 3/4/16	24,000	24,000
0.40%, 3/8/16(2)	10,000	10,000
0.37%, 3/14/16(2)	25,000	25,000
0.52%, 3/17/16(2)	10,000	10,000
0.38%, 3/19/16(2)	25,000	25,000
0.38%, 3/22/16(2)	26,000	26,000
0.40%, 3/25/16(2)	15,000	15,000
0.52%, 3/27/16(2)	10,000	10,000
0.56%, 5/8/16(2)	15,000	14,999

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.6%(3) continued
Federal Home Loan Bank - 3.3% continued
0.48%, 5/13/16(2)	$20,000	$19,997

		185,000

Federal Home Loan Mortgage Corporation - 0.9%
FHLMC FRN,
0.42%, 3/16/16(2)	24,000	24,000
0.48%, 3/27/16(2)	30,000	29,993

		53,993

Federal National Mortgage Association - 0.3%
FNMA Bond,
5.25%, 9/15/16	10,000	10,260
FNMA FRN,
0.44%, 3/5/16(2)	5,000	4,999

		15,259

Total U.S. Government Agencies (Cost $483,871)		483,871

U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Bills - 1.7%
0.34%, 7/21/16	13,000	12,983
0.23%, 9/15/16	11,000	10,986
0.47%, 11/10/16	35,000	34,884
0.51%, 11/10/16	35,000	34,877

		93,730

U.S. Treasury Floating Rate Notes - 1.5%
0.37%, 3/1/16(2)	16,000	16,000
0.49%, 3/1/16(2)	50,000	49,984
0.59%, 3/1/16(2)	20,000	19,991

		85,975

U.S. Treasury Notes - 1.4%
0.63%, 10/15/16	11,000	11,019
0.38%, 10/31/16	11,000	11,002
0.63%, 11/15/16	22,000	22,018
0.50%, 11/30/16	34,000	34,009

		78,048

Total U.S. Government Obligations (Cost $257,753)		257,753

MUNICIPAL INVESTMENTS - 6.1%
California - 1.3%
Alameda Public Financing Authority Revenue VRDB, Series B, Alameda Point Project,
(MUFG Union Bank N.A. LOC),
0.35%, 3/8/16	3,150	3,150
Los Angeles Department of Airports US CP,
(Wells Fargo Bank N.A. LOC),
0.53%, 3/8/16	20,000	19,998
Riverside County COPS Taxable Revenue VRDB,
(State Street Bank & Trust Co. LOC),
0.39%, 3/8/16	3,400	3,400
San Jose Redevelopment Agency Variable Rate Demand Obligation,
(JPMorgan Chase Bank N.A. LOC),
0.55%, 4/11/16	21,285	21,285
State of California Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.65%, 4/25/16	26,000	26,000

		73,833

Colorado - 1.2%
Catholic Health Initiatives US CP,
0.54%, 4/1/16	20,000	19,991
0.66%, 4/22/16	50,000	49,953

		69,944

Florida - 0.5%
Miami-Dade County IDA Adjustable TRB, Dolphin Stadium,
(TD Bank N.A. LOC),
0.38%, 3/8/16	30,000	30,000

Illinois - 0.2%
Lexington Financial Services LLC,
(Bank of America N.A. LOC),
0.57%, 3/8/16	11,600	11,600

Iowa - 0.1%
Mason City Clinic,
(Wells Fargo Bank N.A. LOC),
0.66%, 3/8/16	4,300	4,300

New Jersey - 1.7%
New Jersey State Housing & Mortgage Finance Agency Multifamily Taxable Revenue Refunding VRDB, Series 2007I,
(Bank of America N.A. LOC),
0.37%, 3/8/16	6,115	6,115

LIQUID ASSETS PORTFOLIO     4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 6.1% continued
New Jersey - 1.7% continued
RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Taxable Floater Certificates, Series E-60,
(Royal Bank of Canada LOC),
0.42%, 3/8/16(1)	$90,000	$90,000

		96,115

New York - 0.1%
Oneida County Industrial Development Agency Civic Facilities Taxable Revenue VRDB, Series F, Mohawk - St. Luke’s,
(Bank of America N.A. LOC),
0.38%, 3/8/16	2,935	2,935
RBC Municipal Products, Inc. Trust Revenue Bonds, Taxable Floater Notes, Series E-51,
(Royal Bank of Canada LOC),
0.64%, 4/1/16(1)	4,640	4,640

		7,575

Ohio - 0.5%
Ohio Higher Educational Facility Commission US CP,
0.56%, 3/29/16	25,000	24,989

Vermont - 0.5%
Vermont EDA Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.48%, 4/15/16	29,000	29,000

Washington - 0.0%
Washington State Housing Finance Commission MFH Taxable Revenue VRDB, Series B, Whisperwood Project,
0.53%, 3/8/16	25	25

Total Municipal Investments (Cost $347,381)		347,381

Investments, at Amortized Cost ($5,074,297)		5,074,297

REPURCHASE AGREEMENTS - 9.9%
Joint Repurchase Agreements - 0.8%(4)
Bank of America Securities LLC, dated 2/29/16, repurchase price $22,417
0.25%, 3/7/16	22,416	22,416
Societe Generale, New York Branch, dated 2/29/16, repurchase price $22,417
0.34%, 3/7/16	22,415	22,415

		44,831

Repurchase Agreements - 9.1%(5)
Bank of America N.A., dated 2/29/16,repurchase price $70,001
0.31%, 3/1/16	70,000	70,000
Goldman Sachs & Co., dated 2/29/16,repurchase price $15,026
0.66%, 6/3/16	15,000	15,000
HSBC Securities (USA), Inc., dated 2/29/16,repurchase price $40,051
0.48%, 6/3/16	40,000	40,000
JPMorgan Securities LLC, dated 2/29/16,repurchase price $10,006
0.68%, 5/30/16	10,000	10,000
JPMorgan Securities LLC, dated 2/29/16,repurchase price $150,001
0.31%, 3/1/16	150,000	150,000
JPMorgan Securities LLC, dated 2/29/16,repurchase price $30,054
0.68%, 6/3/16	30,000	30,000
JPMorgan Securities LLC, dated 2/29/16,repurchase price $35,018
0.53%, 4/4/16	35,000	35,000
Merrill Lynch, dated 2/29/16, repurchase price $100,001
0.40%, 3/1/16	100,000	100,000
Societe Generale S.A., dated 2/29/16,repurchase price $15,000
0.41%, 3/1/16	15,000	15,000
Societe Generale S.A., dated 2/29/16,repurchase price $45,021
0.48%, 4/4/16	45,000	45,000

		510,000

Total Repurchase Agreements (Cost $554,831)		554,831

Total Investments - 100.0% (Cost $5,629,128)(6)		5,629,128

Other Assets less Liabilities - 0.0%		573

NET ASSETS - 100.0%		$5,629,701

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	FEBRUARY 29, 2016 (UNAUDITED)

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$18,631	3.13%	8/15/44
U.S. Treasury Notes	$27,158	0.13%	4/15/16 - 4/15/19

Total	$45,789

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$59,856	Not Applicable	Not Applicable
Corporate Bonds	$149,808	1.37% - 8.38%	9/1/16 - 12/1/54
FHLMC	$104,337	3.00% - 6.06%	7/15/31 - 11/15/45
FNMA	$172,708	1.73% - 3.96%	1/1/23 - 2/1/46
GNMA	$57,559	0.87% - 6.82%	4/16/40 - 1/20/65

Total	$544,268

(6)	The cost for federal income tax purposes was approximately $5,629,128,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 29, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$5,629,128	$—	$5,629,128

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 29, 2016, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

G.O. - General Obligation

IDA - Industrial Development Authority

LOC - Letter of Credit

MFH - Multi Family Housing

TRB - Taxable Revenue Bonds

VRDB - Variable Rate Demand Bonds

LIQUID ASSETS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 28, 2016